                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER                   811-0816
                                   ---------------------------------------------

                      AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                          64111
--------------------------------------------------------------------------------
      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                 (ZIP CODE)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:         816-531-5575
                                                    ----------------------------

DATE OF FISCAL YEAR END:      OCTOBER 31
                          ------------------------------------------------------

DATE OF REPORTING PERIOD:     JANUARY 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL VALUE FUND
JANUARY 31, 2005
[american century investments logo and text logo]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.9%
AEROSPACE & DEFENSE - 0.6%
            49,200  Boeing Co.                                   $    2,489,520
                                                                 ---------------
AUTO COMPONENTS - 0.7%
            47,400  Lear Corporation                                  2,559,600
                                                                 ---------------
AUTOMOBILES - 1.3%
            53,200  General Motors Corp.                              1,958,292
            40,100  Toyota Motor Corp. ADR                            3,135,419
                                                                 ---------------
                                                                      5,093,711
                                                                 ---------------
BEVERAGES - 2.2%
            29,200  Adolph Coors Company Cl B                         2,178,320
            84,400  Coca-Cola Company (The)                           3,501,756
           104,800  Pepsi Bottling Group Inc.                         2,866,280
                                                                 ---------------
                                                                      8,546,356
                                                                 ---------------
CAPITAL MARKETS - 3.5%
            74,300  Bank of New York Co., Inc. (The)                  2,207,453
            95,000  Merrill Lynch & Co., Inc.                         5,706,650
           101,400  Morgan Stanley                                    5,674,344
                                                                 ---------------
                                                                     13,588,447
                                                                 ---------------
CHEMICALS - 1.2%
            69,300  PPG Industries, Inc.                              4,766,454
                                                                 ---------------
COMMERCIAL BANKS - 9.9%
           285,400  Bank of America Corp.                            13,233,998
            56,000  National City Corp.                               1,990,800
            77,800  PNC Financial Services Group                      4,191,086
           179,300  U.S. Bancorp                                      5,387,965
           106,100  Wachovia Corp.                                    5,819,585
           137,600  Wells Fargo & Co.                                 8,434,880
                                                                 ---------------
                                                                     39,058,314
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
            79,300  R.R. Donnelley & Sons Company                     2,652,585
            92,100  Waste Management, Inc.                            2,670,900
                                                                 ---------------
                                                                      5,323,485
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.8%
           373,700  Hewlett-Packard Co.                               7,320,783
            37,800  International Business
                    Machines Corp.                                    3,531,276
                                                                 ---------------
                                                                     10,852,059
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

DIVERSIFIED - 1.9%
            64,400  Standard and Poor's 500
                    Depositary Receipt                                7,607,572
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.3%
           370,900  Citigroup Inc.                                   18,192,645
           188,500  J.P. Morgan Chase & Co.                           7,036,705
                                                                 ---------------
                                                                     25,229,350
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.7%
            55,300  ALLTEL Corp.                                      3,043,712
            52,600  AT&T Corp.                                        1,009,394
           148,000  BellSouth Corp.                                   3,883,520
           204,100  SBC Communications Inc.                           4,849,416
           120,200  Sprint Corp.                                      2,864,366
            71,700  Verizon Communications                            2,551,803
                                                                 ---------------
                                                                     18,202,211
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
           127,700  Exelon Corporation                                5,650,725
            82,300  PPL Corporation                                   4,444,200
                                                                 ---------------
                                                                     10,094,925
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
            60,500  CVS Corp.                                         2,804,175
           196,900  Kroger Co. (The)(1)                               3,366,990
                                                                 ---------------
                                                                      6,171,165
                                                                 ---------------
FOOD PRODUCTS - 2.4%
            85,300  H.J. Heinz Company                                3,225,193
           114,000  Sara Lee Corp.                                    2,676,720
            53,900  Unilever N.V. New York Shares                     3,520,209
                                                                 ---------------
                                                                      9,422,122
                                                                 ---------------
GAS UTILITIES - 0.7%
           112,500  NiSource Inc.                                     2,576,250
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
            95,500  Baxter International, Inc.                        3,224,080
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
            34,100  CIGNA Corp.                                       2,736,525
            69,600  HCA Inc.                                          3,098,592
                                                                 ---------------
                                                                      5,835,117
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE - 1.5%
           176,500  McDonald's Corporation                            5,716,835
                                                                 ---------------
HOUSEHOLD DURABLES - 1.6%
           121,900  Newell Rubbermaid Inc.                            2,623,288
            35,900  Snap-on Incorporated                              1,188,649
            35,000  Whirlpool Corp.                                   2,389,100
                                                                 ---------------
                                                                      6,201,037
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.1%
           128,400  General Electric Co.                              4,639,092
           101,100  Tyco International Ltd.                           3,653,754
                                                                 ---------------
                                                                      8,292,846
                                                                 ---------------
INSURANCE - 5.7%
           102,300  Allstate Corp.                                    5,160,012
            66,500  American International Group, Inc.                4,408,285
            65,800  Hartford Financial Services
                    Group Inc. (The)                                  4,427,682
            66,000  Loews Corp.                                       4,488,000
            33,900  Marsh & McLennan Companies Inc.                   1,101,750
            53,400  Torchmark Corp.                                   2,915,640
                                                                 ---------------
                                                                     22,501,369
                                                                 ---------------
IT SERVICES - 1.5%
            62,700  Computer Sciences Corp.(1)                        3,230,304
            65,100  Fiserv, Inc.(1)                                   2,490,075
                                                                 ---------------
                                                                      5,720,379
                                                                 ---------------
MACHINERY - 2.2%
            63,700  Dover Corp.                                       2,439,710
            47,400  Ingersoll-Rand Company                            3,525,612
            40,200  Parker-Hannifin Corp.                             2,619,432
                                                                 ---------------
                                                                      8,584,754
                                                                 ---------------
MEDIA - 2.7%
            58,300  Gannett Co., Inc.                                 4,666,332
           335,600  Time Warner Inc.(1)                               6,040,800
                                                                 ---------------
                                                                     10,707,132
                                                                 ---------------
METALS & MINING - 1.1%
            99,100  Alcoa Inc.                                        2,924,441
            23,000  Nucor Corp.                                       1,291,680
                                                                 ---------------
                                                                      4,216,121
                                                                 ---------------
MULTILINE RETAIL - 1.8%
           112,100  Dollar General Corp.                              2,265,541

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

           140,100  May Department Stores Co. (The)                   4,749,390
                                                                 ---------------
                                                                      7,014,931
                                                                 ---------------
OIL & GAS - 10.4%
           135,200  ChevronTexaco Corp.                               7,354,880
            69,100  ConocoPhillips                                    6,411,789
           316,900  Exxon Mobil Corp.                                16,352,040
           185,800  Royal Dutch Petroleum Co.
                    New York Shares                                  10,863,726
                                                                 ---------------
                                                                     40,982,435
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.3%
            83,200  Weyerhaeuser Co.                                  5,191,680
                                                                 ---------------
PHARMACEUTICALS - 4.0%
           100,200  Abbott Laboratories                               4,511,004
           120,800  Bristol-Myers Squibb Co.                          2,831,552
            73,800  Johnson & Johnson                                 4,774,860
            48,600  Merck & Co., Inc.                                 1,363,230
            53,400  Wyeth                                             2,116,242
                                                                 ---------------
                                                                     15,596,888
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.7%
           113,300  Intel Corp.                                       2,543,585
                                                                 ---------------
SOFTWARE - 1.7%
           246,000  Microsoft Corporation                             6,464,880
                                                                 ---------------
SPECIALTY RETAIL - 1.2%
            46,600  Advance Auto Parts, Inc.(1)                       2,008,460
            75,700  Blockbuster Inc. Cl B                               661,618
            89,200  Gap, Inc. (The)                                   1,963,292
                                                                 ---------------
                                                                      4,633,370
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
            63,000  Liz Claiborne, Inc.                               2,642,220
            54,400  Reebok International Ltd.                         2,422,432
            47,200  VF Corp.                                          2,508,680
                                                                 ---------------
                                                                      7,573,332
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.3%
           204,500  Freddie Mac                                      13,351,805
            33,900  MGIC Investment Corp.                             2,166,210
           128,300  Washington Mutual, Inc.                           5,176,905
                                                                 ---------------
                                                                     20,694,920

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

TOBACCO - 1.4%
            84,900  Altria Group Inc.                                 5,419,167
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.7%
           102,900  Vodafone Group plc ADR                            2,673,342
                                                                 ---------------
TOTAL COMMON STOCKS                                                 371,369,741
(Cost $330,216,086)                                              ---------------

TEMPORARY CASH INVESTMENTS - 5.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.65% - 4.71%,
2/15/19 - 5/15/20, valued at $19,750,773),
in a joint trading account at 2.37%, dated 1/31/05,
due 2/1/05 (Delivery value $19,201,264)  19,200,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.50% - 8.125%,
11/15/16 - 8/15/19, valued at $1,223,612),
in a joint trading account at 2.37%,
dated 1/31/05, due 2/1/05
(Delivery value $1,200,079)                                           1,200,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     20,400,000
(Cost $20,400,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 100.1%                                391,769,741
                                                                 ---------------
(Cost $350,616,086)

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (451,903)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $  391,317,838
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1)  Non-income producing.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1.  FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $ 351,091,000
                                                           ===============
Gross tax appreciation of investments                       $  42,930,472
Gross tax depreciation of investments                          (2,251,731)
                                                            ---------------
Net tax appreciation of investments                         $  40,678,741
                                                            ===============
The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JANUARY 31, 2005
[american century investments logo and text logo]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.2%
AEROSPACE & DEFENSE - 2.8%
               627  Rockwell Collins                             $       26,919
               267  United Technologies Corp.                            26,882
                                                                 ---------------
                                                                         53,801
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.7%
               172  United Parcel Service, Inc. Cl B                     12,845
                                                                 ---------------
AUTO COMPONENTS - 0.8%
               332  Autoliv, Inc.                                        15,654
                                                                 ---------------
AUTOMOBILES - 1.3%
               411  Harley-Davidson, Inc.                                24,705
                                                                 ---------------
BEVERAGES - 2.7%
               952  PepsiCo, Inc.                                        51,122
                                                                 ---------------
BIOTECHNOLOGY - 5.1%
               380  Amgen Inc.(1)                                        23,651
               367  Biogen Idec Inc.(1)                                  23,839
               399  Celgene Corp.(1)                                     10,909
               262  Invitrogen Corp.(1)                                  18,002
               258  Neurocrine Biosciences Inc.(1)                       11,804
               156  OSI Pharmaceuticals Inc.(1)                          10,156
                                                                 ---------------
                                                                         98,361
                                                                 ---------------
CAPITAL MARKETS - 2.7%
               237  Goldman Sachs Group, Inc. (The)                      25,560
               609  Northern Trust Corp.                                 26,577
                                                                 ---------------
                                                                         52,137
                                                                 ---------------
CHEMICALS - 1.8%
               625  Monsanto Co.                                         33,831
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
               543  Monster Worldwide Inc.(1)                            16,990
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.0%
               527  Avaya Inc.(1)                                         7,562
             2,555  Cisco Systems Inc.(1)                                46,093
               386  Juniper Networks, Inc.(1)                             9,700
               462  QUALCOMM Inc.                                        17,205

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

               503  Scientific-Atlanta, Inc.                             15,246
                                                                 ---------------
                                                                         95,806
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.6%
             1,198  Dell Inc.(1)                                         50,028
             2,621  EMC Corp.(1)                                         34,335
             1,134  McData Corporation Cl A(1)                            4,763
                                                                 ---------------
                                                                         89,126
                                                                 ---------------
CONSUMER FINANCE - 1.6%
               563  American Express Co.                                 30,036
                                                                 ---------------
DIVERSIFIED - 2.9%
             1,171  iShares Russell 1000 Growth
                    Index Fund                                           55,505
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
               713  J.P. Morgan Chase & Co.                              26,616
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.9%
               607  CVS Corp.                                            28,134
               902  Wal-Mart Stores, Inc.                                47,265
                                                                 ---------------
                                                                         75,399
                                                                 ---------------
FOOD PRODUCTS - 0.8%
               124  Delta and Pine Land Company                           3,651
               324  McCormick & Company, Inc.                            12,043
                                                                 ---------------
                                                                         15,694
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.3%
               541  Bard (C.R.), Inc.                                    36,681
               394  Becton Dickinson & Co.                               22,320
               188  Cooper Companies, Inc. (The)                         14,420
               154  Guidant Corp.                                        11,163
               845  Hospira Inc.(1)                                      24,412
               611  Medtronic, Inc.                                      32,071
                                                                 ---------------
                                                                        141,067
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.7%
               337  Triad Hospitals Inc.(1)                              13,713
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
               608  Carnival Corporation                                 35,020
               302  International Game Technology                         9,453
               132  Las Vegas Sands Corp.(1)                              5,729
                                                                 ---------------
                                                                         50,202
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS - 4.1%
               331  Kimberly-Clark Corp.                                 21,684
             1,090  Procter & Gamble Co. (The)                           58,021
                                                                 ---------------
                                                                         79,705
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.3%
                90  3M Co.                                                7,592
             1,864  General Electric Co.                                 67,347
               382  Textron Inc.                                         27,496
                                                                 ---------------
                                                                        102,435
                                                                 ---------------
INSURANCE - 1.1%
               314  American International Group, Inc.                   20,815
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
               237  eBay Inc.(1)                                         19,316
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.3%
               289  VeriSign, Inc.(1)                                     7,468
             1,039  Yahoo! Inc.(1)                                       36,583
                                                                 ---------------
                                                                         44,051
                                                                 ---------------
MEDIA - 2.2%
               516  Disney (Walt) Co.                                    14,773
                24  DreamWorks Animation SKG Inc.(1)                        848
               113  Getty Images Inc.(1)                                  7,876
               703  Univision Communications Inc.
                    Cl A(1)                                              19,199
                                                                 ---------------
                                                                         42,696
                                                                 ---------------
MULTILINE RETAIL - 2.6%
               810  Dollar General Corp.                                 16,370
               391  Kohl's Corp.(1)                                      18,381
               308  Target Corporation                                   15,637
                                                                 ---------------
                                                                         50,388
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
                71  Zebra Technologies Corp. Cl A(1)                      3,616
                                                                 ---------------
OIL & GAS - 1.6%
               573  Apache Corp.                                         31,183
                                                                 ---------------
PERSONAL PRODUCTS - 2.7%
               246  Alberto-Culver Company Cl B                          13,346
               779  Gillette Company                                     39,510
                                                                 ---------------
                                                                         52,856
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS - 9.3%
               290  Eli Lilly and Company                                15,730
             1,356  Johnson & Johnson                                    87,734
               378  Novartis AG ORD                                      18,107
               219  Novo Nordisk A/S Cl B ORD                            11,656
               704  Pfizer, Inc.                                         17,009
               284  Roche Holding AG ORD                                 30,217
                                                                 ---------------
                                                                        180,453
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.2%
               804  Altera Corp.(1)                                      15,437
               799  Applied Materials, Inc.(1)                           12,704
               590  Broadcom Corp.(1)                                    18,780
             2,538  Intel Corp.                                          56,978
               600  Linear Technology Corp.                              22,644
               916  Teradyne, Inc.(1)                                    12,851
                                                                 ---------------
                                                                        139,394
                                                                 ---------------
SOFTWARE - 5.0%
             2,712  Microsoft Corporation                                71,271
               796  Novell, Inc.(1)                                       4,593
               420  Oracle Corp.(1)                                       5,783
               598  Veritas Software Corp.(1)                            15,381
                                                                 ---------------
                                                                         97,028
                                                                 ---------------
SPECIALTY RETAIL - 3.0%
               581  Home Depot, Inc.                                     23,972
               351  Ross Stores, Inc.                                    10,046
               499  Weight Watchers International
                    Inc.(1)                                              23,383
                                                                 ---------------
                                                                         57,401
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
               183  NIKE, Inc. Cl B                                      15,853
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
               369  MGIC Investment Corp.                                23,579
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.2%                                   1,913,379
                                                                 ---------------
(Cost $1,830,254)

OTHER ASSETS AND LIABILITIES - 0.8%                                      15,020
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $    1,928,399
                                                                 ===============

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts               Settlement                             Unrealized
to Sell                    Date                 Value             Gain
--------------------------------------------------------------------------------
28,844  CHF for USD       2/28/05              $ 24,271             $63
32,631  DKK for USD       2/28/05                 5,715               2
                                     -------------------------------------------
                                               $ 29,986             $65
                                     ===========================================
(Value on Settlement Date $30,051)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                    $   1,845,356
                                                  ===============
Gross tax appreciation of investments              $     128,272
Gross tax depreciation of investments                    (60,249)
                                                  ---------------
Net tax appreciation of investments                $      68,023
                                                  ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JANUARY 31, 2005
[american century investments logo and text logo]

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 57.7%
AEROSPACE & DEFENSE - 1.0%
           123,772  Boeing Co.                                   $        6,263
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
             4,039  FedEx Corporation                                       386
            30,328  United Parcel Service, Inc. Cl B                      2,265
                                                                 ---------------
                                                                          2,651
                                                                 ---------------
AIRLINES - 0.1%
            30,359  Southwest Airlines Co.                                  440
                                                                 ---------------
AUTO COMPONENTS - 0.4%
             7,516  Goodyear Tire & Rubber Co.
                    (The)(1)(2)                                             116
            32,057  Magna International Inc. Cl A                         2,428
                                                                 ---------------
                                                                          2,544
                                                                 ---------------
AUTOMOBILES - 0.7%
           353,347  Ford Motor Company                                    4,654
                                                                 ---------------
BEVERAGES - 0.8%
           179,761  Pepsi Bottling Group Inc.                             4,916
                                                                 ---------------
BIOTECHNOLOGY - 0.3%
            29,922  Amgen Inc.(2)                                         1,862
            11,258  Applera Corporation-Applied
                    Biosystems Group                                        226
                                                                 ---------------
                                                                          2,088
                                                                 ---------------
BUILDING PRODUCTS(3)
             6,901  USG Corp.(1)(2)                                         222
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           122,842  Ameritrade Holding Corporation(2)                     1,588
             4,677  Edwards (A.G.), Inc.                                    200
                                                                 ---------------
                                                                          1,788
                                                                 ---------------
CHEMICALS - 0.7%
            84,472  Georgia Gulf Corporation(1)                           4,320
                                                                 ---------------
COMMERCIAL BANKS - 4.5%
           142,587  Bank of America Corp.                                 6,612
            97,350  Comerica Inc.                                         5,633
           174,333  National City Corp.                                   6,198
           141,697  Wachovia Corp.                                        7,771

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

            35,729  Wells Fargo & Co.                                     2,190
                                                                 ---------------
                                                                         28,404
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
           126,603  Cendant Corporation                                   2,982
           121,590  Equifax Inc.                                          3,440
            27,469  John H. Harland Company(1)                            1,000
            21,764  Republic Services, Inc. Cl A                            718
                                                                 ---------------
                                                                          8,140
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.3%
           133,360  Cisco Systems Inc.(2)                                 2,406
           367,403  Motorola, Inc.                                        5,783
                                                                 ---------------
                                                                          8,189
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
            11,954  Dell Inc.(2)                                            499
           116,969  International Business
                    Machines Corp.                                       10,927
                                                                 ---------------
                                                                         11,426
                                                                 ---------------
CONSUMER FINANCE - 2.3%
           140,549  American Express Co.                                  7,498
            77,693  Capital One Financial Corp.                           6,082
            20,092  CompuCredit Corp.(2)                                    576
             8,896  WFS Financial Inc.(2)                                   444
                                                                 ---------------
                                                                         14,600
                                                                 ---------------
CONTAINERS & PACKAGING(3)
             3,219  Silgan Holdings Inc.(1)                                 192
                                                                 ---------------
DISTRIBUTORS - 0.2%
            46,794  WESCO International Inc.(1)(2)                        1,581
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.2%
            26,363  Principal Financial Group                             1,070
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.5%
            10,089  ALLTEL Corp.                                            555
            28,999  AT&T Corp.                                              556
            56,869  BellSouth Corp.                                       1,492
             4,795  CenturyTel Inc.                                         156
            22,155  Commonwealth Telephone
                    Enterprise Inc.(1)(2)                                 1,060
            55,877  SBC Communications Inc.                               1,328
            41,065  Sprint Corp.                                            979
            95,130  Verizon Communications                                3,386
                                                                 ---------------
                                                                          9,512
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

ELECTRIC UTILITIES - 1.8%
            60,774  Exelon Corporation                                    2,689
           150,994  FirstEnergy Corp.                                     6,005
             7,534  FPL Group, Inc.                                         577
            30,859  TXU Corp.                                             2,135
                                                                 ---------------
                                                                         11,406
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
            36,945  Ingram Micro Inc. Cl A(2)                               683
            39,883  Tech Data Corp.(2)                                    1,676
                                                                 ---------------
                                                                          2,359
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
            11,355  Baker Hughes Inc.                                       492
             9,287  Hydril Co.(1)(2)                                        464
                                                                 ---------------
                                                                            956
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
            12,564  7-Eleven Inc.(2)                                        300
            27,741  BJ's Wholesale Club Inc.(2)                             794
           142,525  Supervalu Inc.                                        4,505
                                                                 ---------------
                                                                          5,599
                                                                 ---------------
FOOD PRODUCTS - 2.0%
            86,706  Archer-Daniels-Midland Co.                            2,098
            42,215  Campbell Soup Company                                 1,238
            65,650  Corn Products International Inc.                      1,927
           167,451  Pilgrim's Pride Corp.(1)                              5,855
            79,689  Tyson Foods, Inc. Cl A                                1,368
                                                                 ---------------
                                                                         12,486
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
           101,433  Becton Dickinson & Co.                                5,746
            63,865  Thermo Electron Corp.(2)                              1,912
                                                                 ---------------
                                                                          7,658
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
            36,833  AmerisourceBergen Corp.                               2,147
            33,182  Cardinal Health, Inc.                                 1,869
            82,425  CIGNA Corp.                                           6,614
            24,226  Humana Inc.(2)                                          830
             6,253  McKesson Corp.                                          216
                                                                 ---------------
                                                                         11,676
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.3%
            38,688  Darden Restaurants, Inc.                              1,144

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

           226,326  McDonald's Corporation                                7,330
                                                                 ---------------
                                                                          8,474
                                                                 ---------------
HOUSEHOLD DURABLES - 1.7%
            31,408  American Greetings Cl A(1)                              758
            40,570  Black & Decker Corporation                            3,343
             8,515  NVR, Inc.(2)                                          6,738
                                                                 ---------------
                                                                         10,839
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.2%
            21,938  Energizer Holdings Inc.(2)                            1,242
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
            94,468  Tyco International Ltd.                               3,414
                                                                 ---------------
INSURANCE - 1.6%
            15,003  American Financial Group, Inc.                          462
           101,415  Berkley (W.R.) Corp.                                  4,836
            46,781  Chubb Corp.                                           3,484
            15,979  Protective Life Corporation                             658
             2,346  Safeco Corp.                                            109
             3,770  Selective Insurance Group(1)                            163
             9,738  Stancorp Financial Group Inc.                           828
                                                                 ---------------
                                                                         10,540
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.7%
           455,853  Earthlink Inc.(2)                                     4,572
                                                                 ---------------
IT SERVICES - 1.2%
            84,974  Acxiom Corp.(1)                                       1,961
           107,992  Computer Sciences Corp.(2)                            5,564
                                                                 ---------------
                                                                          7,525
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
            82,567  Eastman Kodak Co.                                     2,732
                                                                 ---------------
MACHINERY - 0.6%
            39,451  Cummins Inc.(1)                                       3,064
            10,601  Kennametal Inc.                                         519
                                                                 ---------------
                                                                          3,583
                                                                 ---------------
MEDIA - 2.8%
             2,083  Catalina Marketing Corp.                                 54
           283,578  Disney (Walt) Co.                                     8,119
             3,234  John Wiley & Sons Inc.                                  109
            45,481  News Corp.                                              773
             9,501  Pixar(1)(2)                                             828

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

            39,403  Regal Entertainment Group(1)                            784
           419,168  Time Warner Inc.(2)                                   7,545
                                                                 ---------------
                                                                         18,212
                                                                 ---------------
METALS & MINING - 0.8%
            37,700  Phelps Dodge Corp.                                    3,631
            29,769  United States Steel Corp.                             1,542
                                                                 ---------------
                                                                          5,173
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.6%
            82,643  Constellation Energy Group Inc.                       4,132
                                                                 ---------------
MULTILINE RETAIL - 1.2%
            79,284  Federated Department Stores, Inc.                     4,504
            65,952  J.C. Penney Co. Inc. Holding
                    Company                                               2,817
             4,353  Kmart Holding Corp.(1)(2)                               410
                                                                 ---------------
                                                                          7,731
                                                                 ---------------
OFFICE ELECTRONICS - 0.5%
           213,889  Xerox Corp.(2)                                        3,397
                                                                 ---------------
OIL & GAS - 5.1%
           173,250  ChevronTexaco Corp.                                   9,425
            20,316  ConocoPhillips                                        1,885
           195,409  Exxon Mobil Corp.                                    10,082
            58,494  Occidental Petroleum Corp.                            3,415
            22,088  Premcor Inc.                                          1,060
            71,666  Sunoco, Inc.                                          6,270
                                                                 ---------------
                                                                         32,137
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
           147,614  Louisiana-Pacific Corp.                               3,779
            60,094  Potlatch Corp.(1)                                     2,766
            39,828  Weyerhaeuser Co.                                      2,485
                                                                 ---------------
                                                                          9,030
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
            76,472  Gillette Company                                      3,879
                                                                 ---------------
PHARMACEUTICALS - 4.6%
           190,890  Johnson & Johnson                                    12,350
            60,909  Kos Pharmaceuticals, Inc.(1)(2)                       2,011
           223,836  Merck & Co., Inc.                                     6,279
           346,141  Pfizer, Inc.                                          8,362
                                                                 ---------------
                                                                         29,002
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

ROAD & RAIL - 0.1%
             1,200  Burlington Northern Santa Fe Corp.                       58
             8,667  Union Pacific Corp.                                     516
                                                                 ---------------
                                                                            574
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.6%
           450,699  Intel Corp.                                          10,118
             4,878  MEMC Electronic Materials
                    Inc.(1)(2)                                               60
                                                                 ---------------
                                                                         10,178
                                                                 ---------------
SOFTWARE - 1.0%
           139,899  Microsoft Corporation                                 3,677
           159,401  Oracle Corp.(2)                                       2,195
            42,646  Parametric Technology Corp.(2)                          243
                                                                 ---------------
                                                                          6,115
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
            47,271  American Eagle Outfitters, Inc.                       2,401
            17,303  Barnes & Noble Inc.(2)                                  566
             2,656  Charming Shoppes(1)(2)                                   22
             4,067  Circuit City Stores-Circuit
                    City Group                                               58
            14,894  GameStop Corp.(2)                                       289
           132,332  Home Depot, Inc.                                      5,461
             9,399  Rent-A-Center Inc.(2)                                   230
                                                                 ---------------
                                                                          9,027
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
             8,336  VF Corp.                                                443
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.4%
           179,328  Countrywide Financial Corporation                     6,636
           100,997  Fremont General Corp.(1)                              2,473
                                                                 ---------------
                                                                          9,109
                                                                 ---------------
TOBACCO - 0.1%
             7,019  Reynolds American Inc.(1)                               564
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
            10,768  Grainger (W.W.), Inc.                                   659
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
            33,119  Nextel Communications, Inc.(2)                          950
                                                                 ---------------
TOTAL COMMON STOCKS                                                     368,373
(Cost $309,288)                                                  ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(4) - 15.4%
            $4,750 FHLMC, 5.00%, settlement
                    date 2/4/2005(5)                                      4,824
               387  FHLMC, 7.00%, 10/1/12                                   409
             3,547  FHLMC, 4.50%, 1/1/19(6)                               3,549
               282  FHLMC, 6.50%, 1/1/28                                    296
             1,823  FHLMC, 5.50%, 12/1/33(6)                              1,861
            16,663  FNMA, 6.00%, settlement
                    date 2/3/05(5)                                       17,209
            10,725  FNMA, 6.50%, settlement
                    date 2/3/05(5)                                       11,223
             8,440  FNMA, 5.00%, settlement
                    date 2/4/05(5)                                        8,575
             4,700  FNMA, 5.50%, settlement
                    date 2/4/05(5)                                        4,848
            10,350  FNMA, 5.50%, settlement
                    date 2/4/05(5)                                       10,541
               715  FNMA, 6.00%, 2/1/09                                     747
                57  FNMA, 6.50%, 5/1/11                                      60
               559  FNMA, 7.50%, 11/1/11                                    593
                 7  FNMA, 6.50%, 10/1/12                                      7
                39  FNMA, 6.50%, 5/1/13                                      41
                17  FNMA, 6.50%, 5/1/13                                      18
                95  FNMA, 6.50%, 6/1/13                                     100
                17  FNMA, 6.50%, 6/1/13                                      18
               115  FNMA, 6.50%, 6/1/13                                     122
                36  FNMA, 6.50%, 6/1/13                                      38
                19  FNMA, 6.50%, 6/1/13                                      21
               270  FNMA, 6.00%, 1/1/14                                     283
               939  FNMA, 6.00%, 4/1/14                                     985
             1,361  FNMA, 4.50%, 5/1/19                                   1,360
               863  FNMA, 4.50%, 5/1/19                                     863
             1,649  FNMA, 4.50%, 6/1/19                                   1,648
                30  FNMA, 6.50%, 1/1/28                                      32
               391  FNMA, 7.00%, 1/1/28                                     415
               336  FNMA, 6.50%, 1/1/29                                     352
               300  FNMA, 7.50%, 7/1/29                                     322
               198  FNMA, 7.00%, 5/1/30                                     210
               227  FNMA, 7.50%, 9/1/30                                     243
               258  FNMA, 6.50%, 9/1/31                                     270
               156  FNMA, 7.00%, 9/1/31                                     165
               614  FNMA, 6.50%, 1/1/32                                     643
             1,247  FNMA, 7.00%, 6/1/32(6)                                1,319
               570  FNMA, 6.50%, 8/1/32                                     597
             2,362  FNMA, 5.50%, 6/1/33(6)                                2,408
             3,146  FNMA, 5.50%, 8/1/33(6)                                3,208
             1,625  FNMA, 5.50%, 9/1/33(6)                                1,657
            10,399  FNMA, 5.50%, 1/1/34(6)                               10,603
               499  GNMA, 7.00%, 4/20/26                                    529
               280  GNMA, 7.50%, 8/15/26                                    302
               183  GNMA, 7.00%, 2/15/28                                    195
               228  GNMA, 7.50%, 2/15/28                                    245
               335  GNMA, 7.00%, 12/15/28                                   356
               117  GNMA, 8.00%, 12/15/29                                   127
               668  GNMA, 7.00%, 5/15/31                                    709
             3,156  GNMA, 5.50%, 11/15/32(6)                              3,243
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                               98,389
(Cost $97,618)                                                   ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 10.3%
AUTOMOBILES - 0.2%
               850  DaimlerChrysler N.A. Holding
                    Corp., 7.30%, 1/15/12                                   969
                                                                 ---------------
BEVERAGES - 0.1%
               750  Miller Brewing Co., 4.25%, 8/15/08
                    (Acquired 1/6/04,
                    Cost $762,165)(7)                                       755
                                                                 ---------------
CAPITAL MARKETS - 0.9%
               750  Goldman Sachs Group Inc.,
                    5.70%, 9/1/12                                           798
               750  Goldman Sachs Group Inc.,
                    5.25%, 10/15/13                                         774
               350  Morgan Stanley, 4.25%, 5/15/10                          351
                                                                 ---------------
                                                                          1,923
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
               540  Banco Santander Chile SA, 5.375%,
                    12/9/14 (Acquired 12/2/04,
                    Cost $538,969)(7)                                       551
             1,600  Bank of America Corp.,
                    4.375%, 12/1/10(6)                                    1,611
               500  SouthTrust Corp., 5.80%,
                    6/15/14(1)                                              534
               660  Wachovia Bank N.A., 4.80%,
                    11/1/14                                                 662
             1,020  Wachovia Bank N.A., 4.875%,
                    2/1/15 (Acquired 1/26/05,
                    Cost $1,019,194)(6)(7)                                1,027
               120  Wells Fargo Bank N.A., 4.75%,
                    2/9/15(8)                                               120
                                                                 ---------------
                                                                          4,505
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.3%
               900  Allied Waste North America, Inc.,
                    Series 1998 B, 7.625%, 1/1/06                           925
               350  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                           344
               540  Waste Management Inc., 7.00%,
                    7/15/28                                                 624
                                                                 ---------------
                                                                          1,893
                                                                 ---------------
CONSUMER FINANCE - 0.1%
               500  American Express Centurion Bank,
                    4.375%, 7/30/09                                         507
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
             1,000  Ball Corp., 7.75%, 8/1/06                             1,048
                                                                 ---------------
DIVERSIFIED - 1.2%
            72,450  iShares GS $ InvesTop Corporate
                    Bond Fund(1)(9)                                       8,179
             3,045  Morgan Stanley TRACERS(reg.sm),
                    7.72%, 3/1/32 (Acquired 3/15/02-
                    8/28/02,
                    Cost $3,203,247)(7)                                   3,763
                                                                 ---------------
                                                                         11,942
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
             1,500  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07(6)                     1,524
               580  CIT Group Inc., 4.25%, 2/1/10(8)                        578
               640  CIT Group Inc., 5.125%, 9/30/14                         649
             2,300  Citigroup Inc., 4.125%, 6/30/05(6)                    2,312

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

             1,000  Citigroup Inc., 5.00%, 9/15/14(6)                     1,017
               775  Ford Motor Credit Co., 5.80%,
                    1/12/09                                                 782
               750  Ford Motor Credit Co., 7.375%,
                    10/28/09                                                799
               200  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(1)                                       196
               800  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                                  901
                                                                 ---------------
                                                                          8,758
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.6%
               690  British Telecommunications plc,
                    7.00%, 5/23/07                                          735
               800  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                              951
               300  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                              310
               300  France Telecom, 8.50%, 3/1/11                           358
               440  SBC Communications Inc., 5.10%,
                    9/15/14                                                 444
               690  Sprint Capital Corp., 8.375%,
                    3/15/12                                                 837
               270  Sprint Capital Corp., 8.75%,
                    3/15/32                                                 367
                                                                 ---------------
                                                                          4,002
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
               939  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                  1,001
               670  FirstEnergy Corp., 6.45%, 11/15/11                      728
               300  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                           324
               300  Tampa Electric Co., 6.375%,
                    8/15/12                                                 332
               750  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                         769
                                                                 ---------------
                                                                          3,154
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
               410  CVS Corp., 4.00%, 9/15/09                               407
               900  Safeway Inc., 6.50%, 3/1/11(1)                          985
                                                                 ---------------
                                                                          1,392
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
               710  Beckman Coulter Inc.,
                    7.45%, 3/4/08                                           777
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
               600  Mandalay Resort Group,
                    6.45%, 2/1/06                                           617
             1,250  MGM Mirage, 6.00%, 10/1/09                            1,281
               450  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                         492
             1,050  Yum! Brands Inc., 8.875%,
                    4/15/11                                               1,292
                                                                 ---------------
                                                                          3,682
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
               620  KB Home, 6.375%, 8/15/11                                660
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
               620  General Electric Capital Corp.,
                    4.25%, 12/1/10(1)                                       619
             1,000  General Electric Co., 5.00%,
                    2/1/13(6)                                             1,033
                                                                 ---------------
                                                                          1,652
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

INSURANCE - 0.4%
               750  Allstate Financial Global Funding II,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $748,530)(1)(7)                            757
               750  Genworth Financial Inc., 5.75%,
                    6/15/14                                                 801
               750  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $749,985)(7)                                       751
                                                                 ---------------
                                                                          2,309
                                                                 ---------------
INTERNET & CATALOG RETAIL(3)
               200  IAC/InterActiveCorp, 7.00%,
                    1/15/13(1)                                              223
                                                                 ---------------
MEDIA - 0.7%
               400  Clear Channel Communications
                    Inc., 4.25%, 5/15/09                                    393
               131  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                          162
             1,500  Comcast Corp., 5.50%, 3/15/11(1)                      1,583
             1,065  COX Communications Inc., 4.625%,
                    1/15/10 (Acquired 1/13/05,
                    Cost $1,060,080)(7)                                   1,062
               480  Interpublic Group of Companies
                    Inc., 6.25%, 11/15/14                                   487
               550  News America Holdings, 7.75%,
                    1/20/24                                                 668
                                                                 ---------------
                                                                          4,355
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
               750  Dominion Resources Inc., 4.125%,
                    2/15/08                                                 754
                                                                 ---------------
MULTILINE RETAIL - 0.2%
               350  May Department Stores Co.,
                    3.95%, 7/15/07                                          350
               850  May Department Stores Co.,
                    4.80%, 7/15/09                                          862
                                                                 ---------------
                                                                          1,212
                                                                 ---------------
OIL & GAS - 0.6%
               300  Anadarko Petroleum Corp., 7.95%,
                    4/15/29                                                 394
               800  Devon Energy Corp., 2.75%, 8/1/06                       789
               710  Enterprise Products Operating L.P.,
                    4.625%, 10/15/09 (Acquired
                    10/8/04-10/15/04,
                    Cost $717,015)(7)                                       709
               410  Enterprise Products Operating L.P.,
                    5.60%, 10/15/14 (Acquired
                    10/4/04, Cost $412,550)(7)                              421
               730  Kerr-McGee Corp., 6.875%, 9/15/11                       823
               180  Magellan Midstream Partners,
                    5.65%, 10/15/16                                         185
               640  XTO Energy Inc., 6.25%, 4/15/13                         706
                                                                ---------------
                                                                          4,027
                                                                 ---------------
PHARMACEUTICALS - 0.1%
               400  Schering-Plough Corp., 5.30%,
                    12/1/13                                                 421
                                                                 ---------------
ROAD & RAIL - 0.4%
               800  Canadian National Railway Co.,
                    6.25%, 8/1/34                                           901
               600  Norfolk Southern Corp., 7.80%,
                    5/15/27                                                 777

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

               700  Norfolk Southern Corp., 7.05%,
                    5/1/37                                                  861
                                                                 ---------------
                                                                          2,539
                                                                 ---------------
SOFTWARE - 0.1%
               620  Computer Associates International
                    Inc., 4.75%, 12/1/09 (Acquired
                    12/9/04, Cost $628,891)(7)                              623
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
               630  Washington Mutual Bank, 5.50%,
                    1/15/13                                                 661
               440  Washington Mutual Bank, 5.125%,
                    1/15/15                                                 444
                                                                 ---------------
                                                                          1,105
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
               700  Nextel Communications Inc., 5.95%,
                    3/15/14                                                 730
                                                                 ---------------
TOTAL CORPORATE BONDS                                                    65,917
(Cost $64,054)                                                   ---------------

ASSET-BACKED SECURITIES(4) - 6.9%
               227  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $226,264)(7)                                       226
             1,879  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    2.68%, 2/25/05, resets monthly off
                    the 1-month LIBOR plus 0.35%
                    with no caps(6)                                       1,881
               478  Ameriquest Mortgage Securities
                    Inc., Series 2004 R8, Class A2,
                    VRN, 2.69%, 2/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                                 478
               227  AQ Finance Non-Improvement Trust,
                    Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                          226
               155  AQ Finance Non-Improvement Trust,
                    Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired 6/24/04,
                    Cost $155,342)(7)                                       155
               198  Argent Non-Improvement Trust,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired 10/19/04,
                    Cost $197,712)(7)                                       198
                86  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A, 4.55%,
                    4/25/34                                                  86
               199  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A, 4.70%,
                    7/25/34                                                 198
               122  Argent Non-Improvement Trust,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $122,118)(7)                                       122
                47  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series 2003-1,
                    Class N1, 6.90%, 7/26/33                                 47
               132  Asset Backed Funding Corp.
                    Non-Improvement Trust, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                          131
             2,000  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 2.54%, 2/15/05, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(6)                                       2,003
             1,097  Centex Home Equity, Series 2004 C,
                    Class AF1, 2.82%, 2/1/05(6)                           1,092
               161  CIT RV Trust, Series 1998 A,
                    Class A4 SEQ, 6.09%, 2/15/12                            161

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

             1,825  CNH Equipment Trust, Series 2004 A,
                    Class A3A, VRN, 2.55%,
                    2/15/05, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps(6)                                            1,826
               167  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                               167
             1,062  Countrywide Asset-Backed
                    Certificates, Series 2004-11,
                    Class A1, VRN, 2.67%, 2/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.19% with no caps(6)                      1,063
               127  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36 (Acquired
                    10/27/04, Cost $126,596)(7)                             126
             3,025  Countrywide Asset-Backed
                    Certificates, Series 2004-13,
                    Class AV1, VRN, 2.67%, 2/25/05,
                    resets monthly off the LIBOR plus
                    0.14% with no caps                                    3,028
             1,693  Countrywide Partnership Trust,
                    Series 2004 EC1, Class 2A1, VRN,
                    2.70%, 2/25/05, resets monthly off
                    the 1-month LIBOR plus 0.17%
                    with no caps                                          1,694
               869  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    2.58%, 2/25/05, resets monthly
                    off the 1-month LIBOR plus 0.16%
                    with no caps                                            870
               121  Finance America Non-Improvement
                    Trust, Series 2004-1, Class A,
                    5.25%, 6/27/34                                          121
             2,668  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2004
                    FF11, Class 2A1, VRN, 2.68%,
                    2/25/05, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps                                               2,669
               137  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                          137
             1,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B, 4.79%,
                    11/15/06(6)                                           1,007
             6,000  Ford Credit Floorplan Master Owner
                    Trust, Series 2004-1, Class A, VRN,
                    2.52%, 2/15/05, resets monthly off
                    the 1-month LIBOR plus 0.04%
                    with no caps(6)                                       6,009
               146  Fremont Non-Improvement Trust,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04, Cost $145,826)(7)                    145
             4,610  GE Corporate Aircraft Financing LLC,
                    Series 2004-1A, Class A1,
                    VRN, 2.62%, 2/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.09% with no caps (Acquired
                    10/5/04, Cost $4,610,067)(6)(7)                       4,609
               199  GSAMP Non-Improvement Trust,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $199,445)(7)                                       199
               161  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired 9/15/04,
                    Cost $161,411)(7)                                       161
               530  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $530,260)(7)                                       530
                52  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired 5/18/04,
                    Cost $52,194)(7)                                         52
                64  Merrill Lynch Mortgage Investors Inc.,
                    Series 2003 OP1N, Class N1, 7.25%,
                    7/25/34                                                  64
                47  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired 3/16/04,
                    Cost $47,197)(7)                                         47
               213  NovaStar Non-Improvement Trust,
                    Series 2004 N2, Class X, O and
                    P, 4.46%, 6/27/34 (Acquired 7/20/04,
                    Cost $213,116)(6)(7)                                    212
               300  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                          295
             1,314  SLMA Student Loan Trust, Series
                    2004-8, Class A1, VRN, 2.69%,
                    4/25/05, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps(6)                                            1,315

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

             2,807  NovaStar Home Equity Loan, Series
                    2004-4, Class A2A, VRN, 2.67%,
                    2/25/05, resets monthly off the
                    1-month LIBOR plus 0.19%
                    with no caps                                          2,809
             3,475  Park Place Securities Inc.,
                    Series 2004 WHQ2, Class A3B, VRN,
                    2.69%, 2/25/05, resets monthly off
                    the 1-month LIBOR plus 0.16%
                    with no caps(6)                                       3,478
             1,742  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 2.70%, 2/25/05,
                    resets monthly off the 1-month LIBOR
                    plus 0.17% with a cap of 14.00%(6)                    1,743
             2,594  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 2.64%, 2/25/05, resets monthly
                    off the 1-month LIBOR plus 0.14%
                    with no caps(6)                                       2,597
                95  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A, 5.00%,
                    9/27/34                                                  95
               229  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $229,087)(7)                                       228
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                            44,300
(Cost $44,282)                                                   ---------------

U.S. TREASURY SECURITIES - 5.8%
             2,400  U.S. Treasury Bonds, 8.00%,
                    11/15/21(1)(6)                                        3,359
             9,600  U.S. Treasury Bonds, 6.25%,
                    8/15/23(1)(6)                                        11,517
             2,850  U.S. Treasury Bonds, 6.125%,
                    11/15/27(1)(6)                                        3,430
               800  U.S. Treasury Bonds, 5.50%,
                    8/15/28                                                 894
             1,135  U.S. Treasury Bonds, 5.375%,
                    2/15/31(1)(6)                                         1,270
             2,701  U.S. Treasury Inflation Indexed
                    Bonds, 1.625%, 1/15/15(6)                             2,696
             2,786  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14(1)(6)                           2,881
             6,680  U.S. Treasury Notes, 4.00%,
                    6/15/09(1)(6)                                         6,781
             1,650  U.S. Treasury Notes, 4.375%,
                    8/15/12(1)(6)                                         1,694
             2,000  U.S. Treasury Notes, 4.75%,
                    5/15/14(1)(6)                                         2,097
               170  U.S. Treasury Notes, 4.25%,
                    8/15/14(1)                                              172
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                           36,791
(Cost $35,851)                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(4) - 4.1%
                45  AQ Finance Non-Improvement Trust,
                    Series 2003 N11A, 7.14%,
                    10/25/33(7)                                              45
            17,571  Banc of America Commercial
                    Mortgage Inc. STRIPS - INTEREST,
                    Series 2004-1, Class XP, VRN, 0.83%,
                    2/1/05                                                  515
             3,950  Bank of America Mortgage Securities,
                    Series 2004 F, Class 2A5,
                    4.19%, 7/25/34                                        3,933
            19,000  Bear Stearns Commercial Mortgage
                    Securities STRIPS - INTEREST,
                    Series 2004 T16, Class X2, VRN,
                    0.81%, 2/1/05                                           826
             3,849  Bear Stearns Commercial Mortgage
                    Securities, Series 2004 BA5A,
                    Class A1, VRN, 2.61%, 2/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps
                    (Acquired 12/15/04, Cost
                    $3,849,494)(6)(7)                                     3,849
             3,887  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 2.61%, 2/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.13% with no caps(6)                                 3,894

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

             1,500  Commercial Mortgage Pass-Through
                    Certificates, Series 2004 HTL1,
                    Class A1, VRN, 2.72%, 2/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.24% with no caps(6)                      1,503
               553  FHLMC REMIC, Series 77, Class H,
                    8.50%, 9/15/20                                          554
             1,298  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38(6)                      1,310
             2,700  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(6)                                2,653
               709  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                                725
               196  Sharps SP I LLC Net Interest Margin
                    Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34 (Acquired
                    6/9/04, Cost $196,181)(7)                               197
             2,150  Washington Mutual, Series 2004 AR4,
                    Class A6, 3.81%, 6/25/34(6)                           2,116
             1,800  Washington Mutual, Series 2004 AR9,
                    Class A6, 4.28%, 8/25/34(6)                           1,793
             2,600  Washington Mutual, Series 2004 AR9,
                    Class A7, VRN, 4.23%, 2/1/05(6)                       2,601
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                26,514
(Cost $26,514)                                                   ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.0%
             5,000  FHLB, 3.375%, 9/14/07(1)(6)                           4,977
             2,300  FHLMC, 2.875%, 5/15/07(1)(6)                          2,269
             8,100  FNMA, 3.75%, 5/17/07(6)                               8,101
             5,170  FNMA, 3.00%, 8/15/07(6)                               5,100
             2,000  FNMA, 6.625%, 10/15/07(6)                             2,154
             2,050  FNMA, 5.75%, 2/15/08                                  2,171
               600  FNMA, 3.25%, 8/15/08                                    590
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                  25,362
(Cost $25,471)                                                   ---------------

MUNICIPAL SECURITIES - 0.1%
               800  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                           797
                                                                 ---------------
(Cost $804)
SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
               710  United Mexican States, Series A,
                    MTN, 5.875%, 1/15/14                                    737
                                                                 ---------------
(Cost $733)

TEMPORARY CASH INVESTMENTS - 4.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.65% - 4.71%,
2/15/19 - 5/15/20, valued at $27,466), in a joint
trading account at 2.37%, dated 1/31/05,
due 2/1/05 (Delivery value $26,702)(6)                                   26,700
                                                                 ---------------
  (Cost $26,700)

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(10) - 7.5%
REPURCHASE AGREEMENTS - 7.2%
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Government Agency
obligations), 2.52%, dated 1/31/05, due 2/1/05
(Delivery value $6,136)                                                   6,136

Repurchase Agreement, UBS AG, (collateralized by
various U.S. Government Agency obligations),
2.50%, dated 1/31/05, due 2/1/05
(Delivery value $40,003)                                                 40,000
                                                                 ---------------
                                                                         46,136
                                                                 ---------------

SHORT-TERM DEBT - 0.3%
            $2,000  Bear Stearns Companies, Inc.
                    Master Note, VRN, 2.68%, 2/1/05                       2,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                       48,136
(Cost $48,136)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 116.1%                                    742,016
                                                                 ---------------
(COST $679,451)

OTHER ASSETS AND LIABILITIES(11) - (16.1)%                             (102,969)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $      639,047
                                                                 ===============

FUTURES CONTRACTS*
                                                         ($ IN THOUSANDS)
                                  Expiration     Underlying Face     Unrealized
Contracts Purchased                  Date        Amount at Value        Gain
--------------------------------------------------------------------------------
68  U.S. Treasury 10-Year Notes   March 2005          $7,634            $108
                                                 ===============    ============

                                                         ($ IN THOUSANDS)
                                  Expiration     Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value      Gain/Loss
--------------------------------------------------------------------------------
224  U.S. Treasury 2-Year Notes   March 2005         $46,830            $ 66
 68  U.S. Treasury 5-Year Notes   March 2005           7,429             (30)
                                                 ---------------    ------------
                                                     $54,259            $ 36
                                                 ===============    ============

* FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SWAP AGREEMENTS**
                                                      ($ IN THOUSANDS)
Notional                                                             Unrealized
Amount    Description of Agreement              Expiration Date         Loss
--------------------------------------------------------------------------------
$4,900    Receive semiannually a fixed rate      September 2007        $(15)
          equal to 3.24375% and pay quarterly                      ============
          a variable rate based on the
          3-month LIBOR with Deutsche
          Bank Securities, Inc.

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments.
   The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
REMIC = Real Estate Mortgage Investment Conduit
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective January 31, 2005.
(1)  Security, or a portion thereof, was on loan as of January 31, 2005. The aggregate value of securities on loan at January 31, 2005, was $60,345.
(2)  Non-income producing.
(3)  Industry is less than 0.05% of net assets.
(4)  Final maturity indicated, unless otherwise noted.
(5)  Forward commitment.
(6)  Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, futures contract, and/or swap agreement.
(7)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2005, was $21,520, which represented 3.4% of net assets.
(8)  When-issued security.
(9)  Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.
(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(11) Includes payables for forward commitments.

BALANCED - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1.  FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                      $    682,524
                                                     ===============
Gross tax appreciation of investments                $     65,012
Gross tax depreciation of investments                      (5,520)
                                                     ---------------
Net tax appreciation of investments                  $     59,492
                                                     ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VISTA(reg.sm) FUND
January 31, 2005
[american century investments logo and text logo]

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 1.0%
           144,000  Engineered Support Systems                    $        8,353
           198,000  Rockwell Collins                                       8,495
                                                                 ---------------
                                                                          16,848
                                                                 ---------------
CAPITAL MARKETS - 0.5%
           208,000  Edwards (A.G.), Inc.                                   8,873
                                                                 ---------------
CHEMICALS - 1.0%
           310,000  Monsanto Co.                                          16,780
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
           125,000  Corporate Executive
                    Board Co. (The)                                        7,988
           166,000  Mine Safety Appliances Company                         8,127
                                                                 ---------------
                                                                          16,115
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.9%
           543,000  AudioCodes Ltd.(1)                                     8,292
           358,000  Comverse Technology, Inc.(1)                           8,001
           183,000  F5 Networks, Inc.(1)                                   8,773
           759,000  Harmonic Inc.(1)                                       8,653
                                                                 ---------------
                                                                          33,719
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.3%
           528,000  Apple Computer, Inc.(1)                               40,604
           252,000  NCR Corp.(1)                                           8,613
           226,000  QLogic Corp.(1)                                        8,651
                                                                 ---------------
                                                                          57,868
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.6%
           187,000  Jacobs Engineering Group Inc.(1)                       9,498
         1,040,000  Shaw Group Inc. (The)(1)                              17,482
                                                                 ---------------
                                                                          26,980
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
           113,000  Chicago Mercantile Exchange
                    Holdings Inc.                                         24,239
                                                                 ---------------
ELECTRIC UTILITIES - 3.2%
           797,000  TXU Corp.                                             55,152
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.6%
           781,000  Rockwell Automation Inc.                              44,244
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.2%
           621,000  Diamond Offshore Drilling, Inc.                       27,181

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           242,000  Global SantaFe Corp.                                   8,557
           735,000  National-Oilwell, Inc.(1)                             27,107
           339,000  Noble Corp.(1)                                        18,086
           198,000  Transocean Inc.(1)                                     8,712
                                                                 ---------------
                                                                          89,643
                                                                 ---------------
FOOD PRODUCTS - 2.7%
           727,000  General Mills, Inc.                                   38,523
           148,000  Hershey Foods Corp.                                    8,657
                                                                 ---------------
                                                                          47,180
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.3%
           630,000  Advanced Medical Optics Inc.(1)                       26,895
           220,000  American Medical Systems
                    Holdings, Inc.(1)                                      8,639
           597,000  Cooper Companies, Inc. (The)                          45,791
           338,000  Cytyc Corp.(1)                                         8,467
           309,000  Immucor, Inc.(1)                                       9,458
           232,000  Intuitive Surgical Inc.(1)                             9,257
           232,000  Sybron Dental Specialties Inc.(1)                      8,760
           175,000  Waters Corp.(1)                                        8,589
                                                                 ---------------
                                                                         125,856
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 10.9%
           360,000  Aetna Inc.                                            45,737
           801,961  AMERIGROUP Corporation(1)                             32,969
         1,137,000  Caremark Rx Inc.(1)                                   44,457
           290,000  Centene Corp.(1)                                       9,730
           213,000  Covance Inc.(1)                                        9,053
           256,000  Humana Inc.(1)                                         8,773
           633,000  PacifiCare Health Systems, Inc.(1)                    38,948
                                                                 ---------------
                                                                         189,667
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 13.9%
           940,000  Boyd Gaming Corp.                                     37,412
           235,000  Brinker International, Inc.(1)                         8,838
           139,000  Harrah's Entertainment, Inc.                           8,790
           753,000  Hilton Hotels Corporation                             16,754
           402,000  Las Vegas Sands Corp.(1)                              17,447
           180,000  Panera Bread Co.(1)                                    9,180
           238,348  Penn National Gaming Inc.(1)                          15,633
           335,000  Royal Caribbean Cruises Ltd.                          17,755
           288,000  Starwood Hotels &
                    Resorts Worldwide, Inc.                               16,672
           638,000  Station Casinos Inc.                                  39,237
         1,099,000  WMS Industries Inc.(1)                                34,443
           271,000  Wynn Resorts Ltd.(1)                                  17,767
                                                                 ---------------
                                                                         239,928
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
            78,000  KB Home                                                8,475

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           830,000  Tempur-Pedic International Inc.(1)                    17,753
                                                                 ---------------
                                                                          26,228
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
           366,000  Textron Inc.                                          26,345
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
           420,000  Open Text Corp.(1)                                     8,232
           651,000  Openwave Systems Inc.(1)                               8,867
           463,000  Yahoo! Inc.(1)                                        16,302
                                                                 ---------------
                                                                          33,401
                                                                 ---------------
IT SERVICES - 2.5%
           564,000  Cognizant Technology
                    Solutions Corporation(1)                              21,376
           325,000  Infosys Technologies Ltd. ADR                         21,463
                                                                 ---------------
                                                                          42,839
                                                                 ---------------
MACHINERY - 4.1%
           288,000  Cummins Inc.                                          22,369
            82,595  Paccar Inc.                                            5,836
           973,000  Pentair, Inc.                                         43,123
                                                                 ---------------
                                                                          71,328
                                                                 ---------------
MEDIA - 0.1%
                    - KDG Investments Limited
                    Partnership
                    (Acquired 7/7/00-5/15/01, Cost
                    $20,000)(1)(2)(3)                                      1,237
                                                                 ---------------
METALS & MINING - 2.6%
           411,429  Allegheny Technologies Inc.                            9,874
         1,160,000  Cia Vale do Rio Doce ADR                              35,090
                                                                 ---------------
                                                                          44,964
                                                                 ---------------
OIL & GAS - 1.8%
           215,719  Bill Barrett Corp.(1)                                  6,812
           453,000  Valero Energy Corp.                                   23,570
                                                                 ---------------
                                                                          30,382
                                                                 ---------------
PERSONAL PRODUCTS - 0.5%
           174,000  Alberto-Culver Company Cl B                            9,440
                                                                 ---------------
PHARMACEUTICALS - 1.9%
           328,000  American Pharmaceutical
                    Partners Inc.(1)                                      16,236
           318,000  Bone Care International Inc.(1)                        8,999

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           263,000  Taro Pharmaceutical
                    Industries Ltd.(1)                                     7,901
                                                                 ---------------
                                                                          33,136
                                                                 ---------------
ROAD & RAIL - 5.6%
           451,000  Burlington Northern Santa Fe Corp.                    21,729
           287,000  Canadian National Railway Co.                         17,062
           187,000  CNF Inc.                                               8,772
           248,000  Norfolk Southern Corp.                                 8,660
           727,000  Yellow Roadway Corp.(1)                               41,163
                                                                 ---------------
                                                                          97,386
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.5%
           215,000  Sigmatel Inc.(1)                                       8,473
                                                                 ---------------
SOFTWARE - 6.7%
           679,913  Citrix Systems, Inc.(1)                               14,584
           404,000  Cognos, Inc.(1)                                       16,713
           788,000  Internet Security Systems(1)                          17,612
         1,023,000  McAfee Inc.(1)                                        26,445
           110,503  Shanda Interactive
                    Entertainment Ltd. ADR(1)                              3,624
         3,443,000  TIBCO Software Inc.(1)                                37,839
                                                                 ---------------
                                                                         116,817
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
           512,000  American Eagle Outfitters, Inc.                       26,010
           285,000  Carmax, Inc.(1)                                        8,245
           451,000  The Finish Line, Inc. Cl A                             9,155
           585,000  Ross Stores, Inc.                                     16,743
           515,000  Urban Outfitters Inc.(1)                              21,666
                                                                 ---------------
                                                                          81,819
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 6.1%
         2,913,000  Alamosa Holdings Inc.(1)                              37,286
         1,286,000  NII Holdings Inc. Cl B(1)                             69,187
                                                                 ---------------
                                                                         106,473
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,723,360
(Cost $1,469,777)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.3%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.00%, 7/15/14,
valued at $41,184), in a joint trading account
at 2.42%, dated 1/31/05, due 2/1/05
(Delivery value $40,403)                                                  40,400
                                                                 ---------------
(Cost $40,400)

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.7%                                   1,763,760
                                                                 ---------------
(Cost $1,510,177)
OTHER ASSETS AND LIABILITIES - (1.7)%                                    (29,000)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                   $          1,734,760
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
--------------------------------------------------------------------------------
Contracts                       Settlement                        Unrealized
to Sell                         Date              Value           Gain
231,698 Euro for USD            2/28/05           $ 302           $-
321,195 Euro for USD            2/28/05             419            -
393,875 Euro for USD            2/28/05             513            -
                                           -------------------------------------
                                                  $1,234          $-
                                           =====================================
(Value on Settlement Date $1,234)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
USD = United States Dollar
(1) Non-income producing.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at January 31, 2005, was $1,237 (in thousands), which represented 0.07% of net assets.
(3) Indicates a fair valued security which has not been valued utilizing an independent quote but has been valued pursuant to guidelines established by the Board of Directors. The aggregate value of fair valued securities at
    January 31, 2005, was $1,237 (in thousands), which is 0.07% of net assets.

VISTA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                         VALUE
--------------------------------------------------------------------------------
SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                    $   1,511,192
                                                                 ===============
Gross tax appreciation of investments                              $     279,164
Gross tax depreciation of investments                                   (26,596)
                                                                 ---------------
Net tax appreciation of investments                                $     252,568
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT(REG.SM) FUND
January 31, 2005

[american century investments logo and text logo]

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
AEROSPACE & DEFENSE - 1.4%
            10,000  Alliant Techsystems Inc.(1)                    $     665,800
            20,500  ARGON ST, Inc.(1)                                    669,530
            22,500  Heico Corporation                                    489,825
            15,000  Innovative Solutions &
                    Support Inc.(1)                                      428,475
             5,000  Precision Castparts Corp.                            351,500
            22,500  Teledyne Technologies Inc.(1)                        676,575
                                                                 ---------------
                                                                       3,281,705
                                                                 ---------------
AIRLINES - 0.5%
            50,000  Pinnacle Airlines Corp.(1)                           602,500
             9,500  Ryanair Holdings plc ADR(1)                          444,885
                                                                 ---------------
                                                                       1,047,385
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            15,000  Modine Manufacturing Co.                             472,950
                                                                 ---------------
BEVERAGES - 0.1%
             4,500  Molson Coors Brewing
                    Company Cl B                                         335,700
                                                                 ---------------
BIOTECHNOLOGY - 1.9%
            15,500  Dusa Pharmaceuticals Inc.(1)                         212,350
           320,000  Entremed Inc.(1)                                   1,439,680
            20,000  Immtech International Inc.(1)                        219,800
            10,000  Invitrogen Corp.(1)                                  687,100
           108,000  Orchid BioSciences Inc.(1)                         1,205,280
            27,000  QLT Inc.(1)                                          436,590
                                                                 ---------------
                                                                       4,200,800
                                                                 ---------------
BUILDING PRODUCTS - 0.6%
            16,000  NCI Building Systems Inc.(1)                         607,200
            13,500  Simpson Manufacturing Co. Inc.                       484,650
            11,000  USG Corp.(1)                                         353,100
                                                                 ---------------
                                                                       1,444,950
                                                                 ---------------
CAPITAL MARKETS - 3.3%
             3,500  Affiliated Managers Group Inc.(1)                    221,935
             5,500  Blackrock Inc.                                       441,650
            19,000  Edwards (A.G.), Inc.                                 810,540
             7,000  Franklin Resources, Inc.                             475,020
             7,500  Greenhill & Co. Inc.                                 222,450
            60,500  Investment Technology
                    Group Inc.(1)                                      1,204,555
            61,500  LaBranche & Co. Inc.(1)                              613,770
            11,500  Merrill Lynch & Co., Inc.                            690,805
            15,000  Raymond James Financial, Inc.                        467,550
            60,000  Schwab (Charles) Corp.                               674,400
            12,000  SEI Investments Co.                                  448,320
            13,500  T. Rowe Price Group Inc.                             807,975

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            14,000  WP Stewart & Co. Ltd.(1)                             348,880
                                                                 ---------------
                                                                       7,427,850
                                                                 ---------------
CHEMICALS - 2.4%
            20,000  Dow Chemical Co.                                     994,000
             9,000  Eastman Chemical Company                             487,350
             5,000  Georgia Gulf Corporation                             255,700
            28,500  Hanwha Chem Corp. ORD(1)                             303,723
            10,000  Minerals Technologies Inc.                           624,800
            13,500  Monsanto Co.                                         730,755
             5,500  Potash Corp. of Saskatchewan                         444,400
             8,500  PPG Industries, Inc.                                 584,630
            47,500  Terra Nitrogen Co. L.P.(1)                         1,016,500
                                                                 ---------------
                                                                       5,441,858
                                                                 ---------------
COMMERCIAL BANKS - 5.4%
             7,500  Alabama National Bancorporation                      466,875
             7,500  Amcore Financial Inc.                                228,150
            14,000  Associated Banc-Corp.                                462,420
            10,000  Bancfirst Corp.                                      767,400
             7,500  Bank of America Corp.                                347,775
            12,000  Cascade Bancorp                                      233,760
             2,500  First Citizens BancShares, Inc.                      355,000
            10,000  First Financial Bankshares Inc.                      459,600
            12,500  First Merchants Corp.                                323,875
            13,500  First Republic Bank                                  681,075
            12,500  First State Bancorporation                           472,625
            30,000  FNB Corp.                                            593,400
            15,000  Frontier Financial Corp.                             576,675
             6,000  Great Southern Bancorp Inc.                          218,940
             7,500  IBERIABANK Corp.                                     454,725
            11,000  Independent Bank Corp.                               338,470
            10,000  Integra Bank Corp.                                   225,000
             9,500  International Bancshares Corp.                       363,755
            15,000  Old Second Bancorp Inc.                              475,350
            17,500  S&T Bancorp Inc.                                     645,050
            13,000  Silicon Valley Bancshares(1)                         567,320
            21,000  Texas Capital Bancshares Inc.(1)                     497,910
            11,500  Texas Regional Bancshares Inc.                       355,868
             4,000  UMB Financial Corp.                                  219,360
             8,500  Wachovia Corp.                                       466,225
            19,000  West Coast Bancorp                                   461,320
            20,000  Whitney Holding Corp.                                911,599
                                                                 ---------------
                                                                      12,169,522
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.9%
             8,000  Arrk Corp. ORD                                       325,649
            13,500  ChoicePoint Inc.(1)                                  621,000
            23,000  Clean Harbors Inc.(1)                                433,320
            53,000  FTI Consulting, Inc.(1)                            1,028,200
            28,500  Korn/Ferry International(1)                          562,305
            12,000  Mcgrath Rentcorp                                     515,520
            21,000  Mobile Mini Inc.(1)                                  718,410
            48,500  Monster Worldwide Inc.(1)                          1,517,565

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            13,000  Pre-Paid Legal Services Inc.                         482,560
            20,500  Resources Connection, Inc.(1)                      1,045,705
            43,000  Robert Half International Inc.                     1,304,620
            26,500  Steelcase Inc. Cl A                                  360,930
                                                                 ---------------
                                                                       8,915,784
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.6%
            85,000  Arris Group Inc.(1)                                  526,150
            62,000  Computer Network
                    Technology Corp.(1)                                  331,080
            25,000  Comverse Technology, Inc.(1)                         558,750
            45,000  Corning Inc.(1)                                      492,300
            80,000  Harmonic Inc.(1)                                     912,000
            46,500  Ixia(1)                                              721,680
            14,000  Juniper Networks, Inc.(1)                            351,820
            17,900  Packeteer Inc.(1)                                    260,982
            43,500  Powerwave Technologies Inc.(1)                       342,345
            52,000  Radyne Comstream Corp.(1)                            455,000
             7,500  SafeNet Inc.(1)                                      254,550
            91,264  Westell Technologies Inc.(1)                         691,325
                                                                 ---------------
                                                                       5,897,982
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.0%
            13,500  Apple Computer, Inc.(1)                            1,038,150
            43,000  Emulex Corp.(1)                                      703,910
            13,500  Hutchinson Technology Inc.(1)                        476,550
            69,500  Innovex Inc.(1)                                      340,550
            13,000  NCR Corp.(1)                                         444,340
            22,000  Network Appliance, Inc.(1)                           700,480
            12,500  QLogic Corp.(1)                                      478,500
            53,500  Seagate Technology                                   905,220
            20,000  Storage Technology Corp.(1)                          629,800
            30,000  Synaptics Inc.(1)                                  1,112,100
                                                                 ---------------
                                                                       6,829,600
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.4%
            19,000  Granite Construction Inc.                            473,100
            18,000  Jacobs Engineering Group Inc.(1)                     914,220
            62,000  NEC System Intergration &
                    Construction Ltd. ORD                                581,306
            60,000  Quanta Services, Inc.(1)                             448,800
            27,500  Shaw Group Inc. (The)(1)                             462,275
            72,000  Toshiba Plant Systems &
                    Services Corp. ORD                                   368,091
                                                                 ---------------
                                                                       3,247,792
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             4,500  Vulcan Materials Co.                                 254,160
                                                                 ---------------
CONSUMER FINANCE - 1.0%
            23,000  CompuCredit Corp.(1)                                 659,180
            38,500  Providian Financial Corp.(1)                         642,180

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            30,000  World Acceptance Corp.(1)                            894,900
                                                                 ---------------
                                                                       2,196,260
                                                                 ---------------
CONTAINERS & PACKAGING - 0.9%
            23,000  Bemis Co.                                            667,000
            15,000  Greif, Inc. Cl A                                     869,100
            24,500  Owens-Illinois Inc.(1)                               556,640
                                                                 ---------------
                                                                       2,092,740
                                                                 ---------------
DISTRIBUTORS - 0.1%
            32,000  Yokohama Reito Co. Ltd. ORD                          230,886
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
            30,000  El Paso Electric Co.(1)                              583,200
            14,000  Entergy Corp.                                        973,280
            21,500  Hawaiian Electric Industries, Inc.                   625,865
                                                                 ---------------
                                                                       2,182,345
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.0%
            17,500  American Power Conversion Corp.                      372,225
            25,000  Ametek Inc.                                          955,000
            10,000  Emerson Electric Co.                                 672,400
           200,000  Evergreen Solar Inc.(1)                              980,000
            41,500  LaBarge Inc.(1)                                      463,970
            35,000  Regal-Beloit Corp.                                 1,054,900
                                                                 ---------------
                                                                       4,498,495
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
            25,500  Coherent, Inc.(1)                                    765,000
            31,000  Itron Inc.(1)                                        714,550
            10,500  LeCroy Corp.(1)                                      245,385
            12,500  Orbotech Ltd.(1)                                     261,250
                                                                 ---------------
                                                                       1,986,185
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.8%
            14,000  Cal Dive International Inc.(1)                       611,800
            17,000  Diamond Offshore Drilling, Inc.                      744,090
            20,000  Global SantaFe Corp.                                 707,200
           109,000  Grey Wolf Inc.(1)                                    577,700
            26,000  Hanover Compressor Co.(1)                            368,680
            18,000  Helmerich & Payne, Inc.                              682,200
            12,500  Hydril Co.(1)                                        625,000
            30,000  Lone Star Technologies, Inc.(1)                    1,223,700
             7,000  Nabors Industries Ltd.(1)                            352,800
            15,000  National-Oilwell, Inc.(1)                            553,200
            22,000  NS Group Inc.(1)                                     664,840
            14,000  Oil States International, Inc.(1)                    266,700
            19,000  Patterson-UTI Energy Inc.                            369,550
            11,000  SEACOR Holdings Inc.(1)                              615,890
            70,500  Superior Energy Services(1)                        1,122,360

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            10,000  Tenaris SA ADR                                       493,000
            26,500  Tidewater Inc.                                     1,027,140
                                                                 ---------------
                                                                      11,005,850
                                                                 ---------------
FOOD PRODUCTS - 1.8%
            23,500  ConAgra Foods, Inc.                                  693,250
            27,000  Delta and Pine Land Company                          794,880
             6,500  General Mills, Inc.                                  344,435
            28,500  Hain Celestial Group, Inc. (The)(1)                  573,420
             6,000  Hershey Foods Corp.                                  350,940
             9,500  JM Smucker Co. (The)                                 443,175
            30,000  Tootsie Roll Industries Inc.                         965,100
                                                                 ---------------
                                                                       4,165,200
                                                                 ---------------
GAS UTILITIES - 0.2%
            10,000  South Jersey Industries Inc.                         533,000
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.5%
             4,000  Biosite Inc.(1)                                      232,000
            25,500  Cholestech Corp.(1)                                  320,280
            37,500  CNS Inc.                                             574,500
            30,000  CTI Molecular Imaging Inc.(1)                        441,900
            18,000  Cytyc Corp.(1)                                       450,900
             4,500  Diagnostic Products Corp.                            228,465
            74,500  Endologix Inc.(1)                                    511,070
            45,000  Immucor, Inc.(1)                                   1,377,450
            28,500  Intuitive Surgical Inc.(1)                         1,137,150
            35,000  PerkinElmer, Inc.                                    804,650
            24,500  Regeneration Technologies Inc.(1)                    251,983
            19,500  SurModics Inc.(1)                                    572,715
            13,000  Sybron Dental Specialties Inc.(1)                    490,880
            12,500  Waters Corp.(1)                                      613,500
                                                                 ---------------
                                                                       8,007,443
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
             6,500  Aetna Inc.                                           825,825
             3,500  Chemed Corp.                                         250,670
            21,000  Computer Programs & Systems Inc.                     444,360
             6,000  Covance Inc.(1)                                      255,000
            22,500  Eclipsys Corporation(1)                              423,000
            15,000  Express Scripts, Inc. Cl A(1)                      1,112,850
            50,000  HealthTronics Inc.(1)                                507,500
           100,000  Hooper Holmes Inc.                                   505,000
            10,000  Horizon Health Corp.(1)                              304,500
            13,000  Magellan Health Services Inc.(1)                     482,820
             7,000  Molina Healthcare Inc.(1)                            348,110
           100,000  NovaMed Inc.(1)                                      706,000
           118,500  OCA Inc.(1)                                          656,490
            22,500  PacifiCare Health Systems, Inc.(1)                 1,384,425
            16,000  Province Healthcare Co.(1)                           362,240
            15,000  RehabCare Group, Inc.(1)                             405,300
             9,500  Renal Care Group, Inc.(1)                            362,520
            22,000  Res-Care Inc.(1)                                     350,020

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
             5,000  UnitedHealth Group Incorporated                      444,500
                                                                 ---------------
                                                                      10,131,130
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.9%
            13,000  Boyd Gaming Corp.                                    517,400
            11,000  Choice Hotels International Inc.                     638,000
            14,500  Gaylord Entertainment Co.(1)                         569,125
            10,000  Harrah's Entertainment, Inc.                         632,400
            15,000  Hilton Hotels Corporation                            333,750
            70,000  Progressive Gaming
                    International(1)                                     700,000
            10,000  Panera Bread Co.(1)                                  510,000
            13,500  Speedway Motorsports Inc.                            523,125
             8,000  Starwood Hotels &
                    Resorts Worldwide, Inc.                              463,120
            11,000  Station Casinos Inc.                                 676,500
            32,500  WMS Industries Inc.(1)                             1,018,550
                                                                 ---------------
                                                                       6,581,970
                                                                 ---------------
HOUSEHOLD DURABLES - 3.8%
            97,500  Applica Inc.(1)                                      526,500
            35,000  Department 56(1)                                     562,800
             4,594  Garmin Ltd.                                          252,670
            22,000  Helen of Troy Ltd.(1)                                703,120
            20,000  Hovnanian Enterprises Inc.(1)                      1,044,800
             8,000  KB Home                                              869,200
             6,000  Lennar Corp.                                         338,820
            16,000  MDC Holdings Inc.                                  1,164,800
             5,500  Meritage Homes Corp.(1)                              355,575
            30,500  Russ Berrie & Co. Inc.                               715,530
            15,500  Toll Brothers Inc.(1)                              1,210,085
            33,500  Tupperware Corp.                                     673,685
             8,500  WCI Communities Inc.(1)                              270,810
                                                                 ---------------
                                                                       8,688,395
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
            16,000  General Electric Co.                                 578,080
            10,000  Textron Inc.                                         719,800
                                                                 ---------------
                                                                       1,297,880
                                                                 ---------------
INSURANCE - 1.1%
            34,000  Bristol West Holdings Inc.                           664,700
           100,000  Phoenix Companies Inc.                             1,307,000
            15,000  Safety Insurance Group, Inc.                         499,800
                                                                 ---------------
                                                                       2,471,500
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
            80,000  PetMed Express Inc.(1)                               608,000
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
            20,000  Aptimus Inc.(1)                                      470,000
            56,000  Plumtree Software(1)                                 273,280

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            12,000  Travelzoo Inc.(1)                                    695,040
            20,000  Websense Inc.(1)                                   1,074,000
                90  Yahoo! Japan Corporation ORD(1)                      455,773
                                                                 ---------------
                                                                       2,968,093
                                                                 ---------------
IT SERVICES - 1.2%
            20,000  Checkfree Corp.(1)                                   780,000
            23,000  Convergys Corp.(1)                                   328,670
            29,000  Infocrossing Inc.(1)                                 521,710
            15,000  Infosys Technologies Ltd. ADR                        990,600
                                                                 ---------------
                                                                       2,620,980
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
            25,000  Jakks Pacific Inc.(1)                                545,500
            16,000  MarineMax Inc.(1)                                    503,360
            31,000  Mattel, Inc.                                         602,950
             3,500  Polaris Industries Inc.                              236,250
                                                                 ---------------
                                                                       1,888,060
                                                                 ---------------
MACHINERY - 1.3%
            22,000  American Science and
                    Engineering Inc.(1)                                  833,800
            17,000  Gardner Denver Inc.(1)                               643,620
            10,000  NACCO Industries Inc.                                999,500
            21,500  Valmont Industries, Inc.                             520,945
                                                                 ---------------
                                                                       2,997,865
                                                                 ---------------
MEDIA - 1.2%
            81,000  Imax Corp.(1)                                        811,620
            40,500  Lodgenet Entertainment Corp.(1)                      731,025
             5,500  Omnicom Group Inc.                                   466,895
            39,000  UnitedGlobalCom Inc.(1)                              381,030
            31,000  WPT Enterprises Inc.(1)                              389,980
                                                                 ---------------
                                                                       2,780,550
                                                                 ---------------
METALS & MINING - 4.8%
           150,000  AK Steel Holding Corp.(1)                          2,176,499
            34,000  Allegheny Technologies Inc.                          816,000
            14,000  Arch Coal Inc.                                       511,700
            12,000  Carpenter Technology                                 735,120
            20,000  Cia Vale do Rio Doce ADR                             605,000
             8,000  Consol Energy Inc.                                   337,520
            48,500  Friedman Industries                                  567,450
            23,250  Gibraltar Industries Inc.                            563,813
            17,500  IPSCO Inc.                                           823,725
            12,500  Natural Resource Partners L.P.                       724,375
            14,000  Nucor Corp.                                          786,240
            26,500  Osaka Steel Co. Ltd. ORD                             350,198
            13,500  POSCO ADR                                            607,500
            12,500  Steel Dynamics Inc.                                  472,500
            20,000  Steel Technologies Inc.                              587,200

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
             6,500  United States Steel Corp.                            336,700
                                                                 ---------------
                                                                      11,001,540
                                                                 ---------------
OIL & GAS - 12.3%
             5,500  Amerada Hess Corp.                                   476,575
            10,500  Anadarko Petroleum Corp.                             695,205
            18,000  Apache Corp.                                         979,560
             6,000  Ashland Inc.                                         368,280
            14,500  Atlas Pipeline Partners L.P.                         608,855
            13,000  Berry Petroleum Company Cl A                         703,820
            10,000  BP Prudhoe Bay Royalty Trust                         528,500
            11,500  Burlington Resources, Inc.                           502,665
            43,500  Carrizo Oil & Gas Inc.(1)                            528,525
            10,000  ConocoPhillips                                       927,900
            14,000  Duvernay Oil Corp. ORD(1)                            251,017
            65,000  El Paso Corp.                                        706,550
            55,000  Energy Partners Ltd.(1)                            1,207,250
             8,500  Energy Transfer Partners L.P.                        553,350
            11,500  EOG Resources Inc.                                   853,875
            14,500  Exxon Mobil Corp.                                    748,200
            25,000  Forest Oil Corporation(1)                            842,250
             7,000  Frontline Ltd.                                       355,250
             7,000  K-Sea Transportation Partners L.P.                   241,990
            35,500  KCS Energy Inc.(1)                                   516,525
             5,500  Kerr-McGee Corp.                                     339,625
             6,500  Kinder Morgan
                    Energy Partners, L.P.                                300,690
             9,158  Kinder Morgan Management LLC                         386,834
            55,000  Magnum Hunter Resources Inc.(1)                      820,050
            10,000  Mesa Royalty Trust                                   674,000
            20,000  Occidental Petroleum Corp.                         1,167,600
            33,500  OMI Corp.                                            586,250
            11,500  Overseas Shipholding Group                           641,815
             9,500  Plains All American
                    Pipeline L.P.(1)                                     379,525
            15,000  Premcor Inc.                                         720,000
            30,000  Quicksilver Resources Inc.(1)                      1,332,899
            35,000  Range Resources Corporation                          776,650
            15,000  Sabine Royalty Trust                                 560,250
            16,000  San Juan Basin Royalty TR                            494,720
             7,500  Southwestern Energy Company(1)                       384,750
            12,000  St Mary Land & Exploration Co.                       516,120
            30,000  Swift Energy Co.(1)                                  908,100
           113,000  Syntroleum Corp.(1)                                1,230,570
            75,000  Vaalco Energy Inc.(1)                                300,750
            32,500  Whiting Petroleum Corp.(1)                         1,134,900
            20,000  World Fuel Services Corp.                          1,013,600
            13,500  XTO Energy Inc.                                      484,785
                                                                 ---------------
                                                                      27,750,625
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.3%
            11,500  Deltic Timber Corp.                                  466,785
            17,000  Glatfelter                                           230,860
                                                                 ---------------
                                                                         697,645
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.2%
            23,500  Natures Sunshine Products Inc.                       471,175
                                                                 ---------------
PHARMACEUTICALS - 1.3%
             9,500  Abbott Laboratories                                  427,690
            59,500  Cypress Bioscience Inc.(1)                           812,473
            17,500  K-V Pharmaceutical Co. Cl A(1)                       359,625
            36,000  Nektar Therapeutics(1)                               606,600
            28,500  Valeant Pharmaceuticals
                    International                                        711,645
                                                                 ---------------
                                                                       2,918,033
                                                                 ---------------
REAL ESTATE - 3.3%
             5,000  Alexandria Real Estate Equities Inc.                 332,800
             6,000  AMB Property Corp.                                   223,380
            27,500  American Home
                    Mortgage Investment Corp.                            919,325
            37,500  Annaly Mortgage
                    Management Inc.                                      735,000
             9,500  Arbor Realty Trust Inc.                              226,100
             9,500  AvalonBay Communities Inc.                           635,740
             5,000  CBL & Associates Properties, Inc.                    343,900
            13,000  Crescent Real Estate Equities Co.                    215,410
            41,000  Equity Inns Inc.                                     446,900
            37,500  HRPT Properties Trust                                446,625
            21,500  Nationwide Health Properties Inc.                    466,335
             7,000  Parkway Properties, Inc.                             325,500
            20,000  Ramco-Gershenson Properties                          564,000
            15,000  Simon Property Group, Inc.                           889,500
            10,000  Vornado Realty Trust                                 691,400
                                                                 ---------------
                                                                       7,461,915
                                                                 ---------------
ROAD & RAIL - 2.3%
            15,000  Burlington Northern Santa Fe Corp.                   722,700
             9,500  CNF Inc.                                             445,645
            37,000  Kansas City
                    Southern Industries, Inc.(1)                         646,020
            19,500  Knight Transportation Inc.                           479,700
            15,000  Landstar System, Inc.(1)                             521,700
            27,000  Marten Transport Ltd.(1)                             639,630
            13,500  Old Dominion Freight Line(1)                         477,225
            11,500  Swift Transportation Co. Inc.(1)                     256,450
            24,000  US Xpress
                    Enterprises, Inc. Cl A(1)                            718,320
            16,000  Werner Enterprises Inc.                              341,120
                                                                 ---------------
                                                                       5,248,510
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.0%
            19,758  ARM Holdings plc ADR                                 108,867
            17,500  Lam Research Corp.(1)                                468,300
            30,000  Microsemi Corporation(1)                             462,900
            87,000  MIPS Technologies Inc. Cl A(1)                       982,230
            18,000  Novellus Systems, Inc.(1)                            470,700
            65,000  PDF Solutions Inc.(1)                                944,450
            60,500  Sigma Designs Inc.(1)                                527,560

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                    VALUE
--------------------------------------------------------------------------------
            17,000  Tessera Technologies Inc.(1)                         661,300
                                                                 ---------------
                                                                       4,626,307
                                                                 ---------------
SOFTWARE - 4.2%
            52,500  Activision, Inc.(1)                                1,186,500
            17,000  Amdocs Ltd.(1)                                       505,750
            35,000  American Software                                    227,850
            43,000  BEA Systems Inc.(1)                                  366,360
            18,500  Check Point
                    Software Technologies(1)                             449,180
            10,000  Citrix Systems, Inc.(1)                              214,500
           125,000  Compuware Corp.(1)                                   862,500
            15,000  FactSet Research Systems Inc.                        801,000
            26,500  Internet Security Systems(1)                         592,275
            28,500  Jack Henry & Associates Inc.                         592,515
            57,000  MAPICS Inc.(1)                                       712,500
            38,000  MRO Software Inc.(1)                                 486,780
            70,000  Oracle Corp.(1)                                      963,900
            20,000  RADWARE Ltd.(1)                                      487,800
            16,500  Reynolds & Reynolds Co. Cl A                         449,955
            40,000  Smith Micro Software Inc.(1)                         298,800
            29,000  Ultimate Software Group Inc.(1)                      368,300
                                                                 ---------------
                                                                       9,566,465
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
            12,500  America's Car Mart Inc.(1)                           462,500
             7,500  Autozone Inc.(1)                                     669,375
             9,000  Bebe Stores Inc.                                     233,190
            23,000  Carmax, Inc.(1)                                      665,390
            15,000  Children's Place
                    Retail Stores, Inc. (The)(1)                         569,100
            29,000  The Finish Line, Inc. Cl A                           588,700
            12,000  Genesco Inc.(1)                                      347,280
            15,500  Pomeroy IT Solutions, Inc.(1)                        223,045
            12,500  Too Inc.(1)                                          339,500
                                                                 ---------------
                                                                       4,098,080
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
            43,000  Ashworth Inc.(1)                                     484,610
            15,500  Cherokee Inc.                                        532,735
            14,500  Deckers Outdoor Corp.(1)                             562,165
            38,500  Hartmarx Corp.(1)                                    329,175
            12,000  Liz Claiborne, Inc.                                  503,280
             5,500  Reebok International Ltd.                            244,915
            40,000  Stride Rite Corp.                                    489,600
                                                                 ---------------
                                                                       3,146,480
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.1%
            39,000  Bank Mutual Corp.                                    471,120
            11,000  Downey Financial Corp.                               701,800
           150,000  E-Loan Inc.(1)                                       486,000
             9,500  FirstFed Financial Corp.(1)                          505,400
            15,000  ITLA Capital Corp.(1)                                833,100
            15,500  People's Bank of Bridgeport                          573,965

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
            20,000  Sound Federal Bancorp Inc.                           302,000
            19,500  Sovereign Bancorp Inc.                               443,430
            11,000  Washington Mutual, Inc.                              443,850
                                                                 ---------------
                                                                       4,760,665
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
            23,000  WESCO International Inc.(1)                          777,170
                                                                 ---------------

WIRELESS TELECOMMUNICATION SERVICES - 0.8%
            70,500  Alamosa Holdings Inc.(1)                             902,400
            36,500  Centennial
                    Communications Corp.(1)                              317,550
           115,000  US Unwired Inc.(1)                                   575,000
                                                                 ---------------
                                                                       1,794,950
                                                                 ---------------
TOTAL COMMON STOCKS                                                  225,220,425
(Cost $204,380,617)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 2.00%, 7/15/14,
valued at $2,650,439), in a joint trading account
at 2.42%, dated 1/31/05, due 2/1/05
(Delivery value $2,600,175)                                            2,600,000
                                                                 ---------------
(Cost $2,600,000)

TOTAL INVESTMENT SECURITIES - 100.2%                                 227,820,425
                                                                 ---------------
(Cost $206,980,617)

OTHER ASSETS AND LIABILITIES - (0.2)%                                  (354,195)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $227,466,230
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

VEEDOT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of January 31, 2005, the components of investments for
federal income tax purposes were as follows:
Federal tax cost of investments                                     $207,545,458
                                                                 ===============
Gross tax appreciation of investments                               $ 22,110,995
Gross tax depreciation of investments                                (1,836,028)
                                                                 ---------------
Net tax appreciation  of investments                                $ 20,274,967
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg. sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JANUARY 31, 2005

[american century investments logo and text logo]

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
----------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 98.5%
AUTO COMPONENTS - 0.5%
           450,000  Autoliv, Inc.                                   $ 21,217,500
                                                                 ---------------
AUTOMOBILES - 1.1%
           739,000  Harley-Davidson, Inc.                             44,421,290
                                                                 ---------------
BEVERAGES - 3.9%
           690,000  Anheuser-Busch Companies, Inc.                    33,934,200
           965,000  Coca-Cola Company (The)                           40,037,850
         1,512,300  PepsiCo, Inc.                                     81,210,510
                                                                 ---------------
                                                                     155,182,560
                                                                 ---------------
BIOTECHNOLOGY - 2.8%
         1,056,200  Amgen Inc.(1)                                     65,737,888
            85,000  Genentech, Inc.(1)                                 4,055,350
           810,000  Gilead Sciences, Inc.(1)                          26,811,000
           300,000  Neurocrine Biosciences Inc.(1)(2)                 13,725,000
                                                                 ---------------
                                                                     110,329,238
                                                                 ---------------
CAPITAL MARKETS - 1.2%
         1,244,370  Bank of New York Co., Inc. (The)                  36,970,233
           185,000  Morgan Stanley                                    10,352,600
                                                                 ---------------
                                                                      47,322,833
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
           350,000  Fifth Third Bancorp                               16,264,500
           811,000  U.S. Bancorp                                      24,370,550
                                                                 ---------------
                                                                      40,635,050
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.7%
           490,000  Apollo Group Inc. Cl A(1)                         38,313,100
         5,062,379  Aramark Corp. Cl B                               131,571,230
           345,000  Block (H & R), Inc.(2)                            16,666,950
         1,407,000  Cintas Corp.                                      61,204,500
           639,800  Waste Management, Inc.                            18,554,200
                                                                 ---------------
                                                                     266,309,980
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
         2,015,000  Cisco Systems Inc.(1)                             36,350,600
           108,635  Lucent Technologies
                    Inc. Warrants(1)                                     126,560
           640,000  QUALCOMM Inc.                                     23,833,600
                                                                 ---------------
                                                                      60,310,760
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
----------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.7%
         2,570,100  Dell Inc.(1)                                     107,327,376
                                                                 ---------------
CONSUMER FINANCE - 2.3%
         1,840,000  SLM Corporation                                   92,349,600
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.9%
         1,558,966  Citigroup Inc.                                    76,467,282
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
           230,000  BJ Services Co.                                   11,051,500
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.6%
         1,955,000  Wal-Mart Stores, Inc.                            102,442,000
                                                                 ---------------
FOOD PRODUCTS - 1.8%
           273,667  Nestle SA ORD                                     71,757,378
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
           145,000  Inamed Corp.(1)                                   10,034,000
         1,305,100  Medtronic, Inc.                                   68,504,699
            95,000  Stryker Corp.                                      4,668,300
            60,000  Zimmer Holdings Inc.(1)                            4,731,000
                                                                 ---------------
                                                                      87,937,999
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.3%
         2,360,000  UnitedHealth Group Incorporated                  209,804,000
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 9.2%
         2,340,000  Carnival Corporation                             134,784,000
         1,119,703  Cheesecake Factory Inc.(1)(2)                     36,244,786
         1,890,000  Four Seasons Hotels Inc.(2)(3)                   145,454,400
         1,095,000  International Game Technology                     34,273,500
           280,000  Outback Steakhouse, Inc.                          12,894,000
                                                                 ---------------
                                                                     363,650,686
                                                                 ---------------
HOUSEHOLD DURABLES - 3.9%
           470,000  Koninklijke Royal Philips
                    Electronics N.V. ORD                              12,284,002
           155,000  Koninklijke Royal Philips
                    Electronics N.V. New York Shares                   4,042,400
         4,241,152  Yankee Candle
                    Company Inc.(1)(2)(3)                            138,940,139
                                                                 ---------------
                                                                     155,266,541
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.1%
           265,000  Colgate-Palmolive Co.                             13,923,100

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
----------------------------------------------------------------------------------
           528,600  Procter & Gamble Co. (The)                        28,137,378
                                                                 ---------------
                                                                      42,060,478
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.0%
         1,075,700  General Electric Co.                              38,865,041
                                                                 ---------------
INSURANCE - 7.6%
         1,944,625  American International Group, Inc.               128,909,191
         1,364,272  Axis Capital Holdings Limited                     37,326,482
               707  Berkshire Hathaway Inc. Cl A(1)                   63,559,300
            21,041  Berkshire Hathaway Inc. Cl B(1)                   62,999,069
           252,000  Marsh & McLennan
                    Companies Inc.                                     8,190,000
                                                                 ---------------
                                                                     300,984,042
                                                                 ---------------
INTERNET & CATALOG RETAIL - 3.9%
           330,000  Amazon.com, Inc.(1)                               14,262,600
           515,000  eBay Inc.(1)                                      41,972,500
         3,998,961  IAC/InterActiveCorp(1)(2)                         96,894,825
                                                                 ---------------
                                                                     153,129,925
                                                                 ---------------
IT SERVICES - 2.5%
           950,000  First Data Corp.                                  38,703,000
           370,000  Iron Mountain Incorporated(1)                     10,434,000
         1,595,000  Paychex, Inc.                                     48,631,550
                                                                 ---------------
                                                                      97,768,550
                                                                 ---------------
MACHINERY - 1.1%
         1,100,000  Dover Corp.                                       42,130,000
                                                                 ---------------
MEDIA - 0.9%
           835,000  Univision Communications
                    Inc. Cl A(1)                                      22,803,850
           460,000  Westwood One, Inc.(1)                             11,109,000
                                                                 ---------------
                                                                      33,912,850
                                                                 ---------------
MULTILINE RETAIL(4)
            41,000  Kohl's Corp.(1)                                    1,927,410
                                                                 ---------------
OIL & GAS - 1.2%
           251,380  Apache Corp.                                      13,680,100
            75,000  BP plc ADR                                         4,471,500
           110,500  EOG Resources Inc.                                 8,204,625
           225,000  Exxon Mobil Corp.                                 11,610,000
           170,000  PetroKazakhstan Inc. Cl A                          6,118,300
            80,000  Pioneer Natural Resources Co.                      3,071,200
                                                                 ---------------
                                                                      47,155,725
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
----------------------------------------------------------------------------------
PERSONAL PRODUCTS - 1.9%
           695,000  Avon Products, Inc.                               29,342,900
         1,047,000  Estee Lauder
                    Companies, Inc. Cl A                              47,261,580
                                                                 ---------------
                                                                      76,604,480
                                                                 ---------------
PHARMACEUTICALS - 11.2%
         1,180,000  Altana AG ORD                                     69,076,370
           668,400  Eli Lilly and Company                             36,254,016
         1,573,000  Forest Laboratories, Inc. Cl A(1)                 65,326,690
         2,107,400  Johnson & Johnson                                136,348,781
           678,631  Novartis AG ORD                                   32,508,586
           725,275  Pfizer, Inc.                                      17,522,644
         2,920,000  Teva Pharmaceutical
                    Industries Ltd. ADR                               83,891,600
                                                                 ---------------
                                                                     440,928,687
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.4%
           235,000  Analog Devices, Inc.                               8,434,150
         1,745,000  Applied Materials, Inc.(1)                        27,745,500
         1,430,000  Integrated Circuit
                    Systems, Inc.(1)(2)                               27,170,000
         2,130,000  Intel Corp.                                       47,818,500
           520,000  Linear Technology Corp.                           19,624,800
            75,000  Microchip Technology Inc.                          1,953,750
            45,000  Texas Instruments Inc.                             1,044,450
                                                                 ---------------
                                                                     133,791,150
                                                                 ---------------
SOFTWARE - 4.5%
           270,000  Citrix Systems, Inc.(1)                            5,791,500
             2,547  Computer Associates
                    International, Inc.                                   69,253
           175,000  Electronic Arts Inc.(1)                           11,259,500
           590,000  Intuit Inc.(1)                                    23,010,000
         4,922,800  Microsoft Corporation                            129,371,184
           655,000  Oracle Corp.(1)                                    9,019,350
                                                                 ---------------
                                                                     178,520,787
                                                                 ---------------
SPECIALTY RETAIL - 5.1%
         1,345,000  Cabela's Inc.(1)(2)                               28,581,250
         1,070,100  Home Depot, Inc.                                  44,152,326
           660,200  Lowe's Companies, Inc.                            37,624,798
         1,990,000  Weight Watchers
                    International Inc.(1)(2)                          93,251,400
                                                                 ---------------
                                                                     203,609,774
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 1.4%
         1,064,000  China Merchants Holdings
                    International Co. Ltd. ORD                         2,093,924
        37,550,000  Hopewell Highway
                    Infrastructure Ltd. ORD                           28,403,570
        32,500,000  Zhejiang Expressway
                    Co. Ltd. ORD                                      23,125,296
                                                                 ---------------
                                                                      53,622,790
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.8%
         1,145,000  Nextel Communications, Inc.(1)                    32,850,050
                                                                 ---------------
TOTAL COMMON STOCKS AND WARRANTS                                   3,901,645,312
(Cost $3,097,742,828)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.3%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.50% - 8.125%,
11/15/16 - 8/15/19, valued at $53,533,004),
in a joint trading account at 2.37%, dated
1/31/05, due 2/1/05
(Delivery value $52,503,456)                                          52,500,000
                                                                 ---------------
(Cost $52,500,000)

COLLATERAL RECEIVED FOR
SECURITIES LENDING(5) - 5.1%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations),
2.52%, dated 1/31/05, due 2/1/05
(Delivery value $20,852,278)                                          20,850,818
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations), 2.50%, dated 1/31/05,
due 2/1/05 (Delivery value $180,012,500)                             180,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                   200,850,818
(Cost $200,850,818)                                              ---------------

TOTAL INVESTMENT SECURITIES - 104.9%                               4,154,996,130
                                                                 ---------------
(Cost $3,351,093,646)

OTHER ASSETS AND LIABILITIES - (4.9)%                              (192,605,909)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                      $   3,962,390,221
                                                                 ===============

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

     Contracts to Sell         Settlement Date         Value      Unrealized Gain
------------------------------------------------------------------------------------
124,237,944   CHF for USD          2/28/05         $104,541,745        $272,334
 29,364,529   Euro for USD         2/28/05           38,270,701          12,758
 17,966,341   Euro for USD         2/28/05           23,415,477           8,051
 12,960,339   Euro for USD         2/28/05           16,891,171          13,519
                                                -----------------------------------
                                                   $183,119,094        $306,662
                                                -----------------------------------
(Value on Settlement Date $183,425,756)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of January 31, 2005.  The aggregate value of securities on loan at January 31, 2005, was $199,703,076.
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 2 in
    Supplementary Notes to Schedule of Investments.)
(4) Industry is less than 0.05% of net assets.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SELECT - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION
As of January 31, 2005, the components of investments
for federal income tax purposes were as follows:

Federal tax cost of investments                                  $ 3,351,309,411
                                                                 ---------------
Gross tax appreciation of investments                              $ 855,165,131
Gross tax depreciation of investments                               (51,478,412)
                                                                 ---------------
Net tax appreciation of investments                                $ 803,686,719
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended January 31, 2005 follows:

                                                                                  JANUARY 31, 2005
               SHARE    PURCHASE     SALES          REALIZED        DIVIDEND     SHARE         MARKET
COMPANY       BALANCE     COST       COST             GAIN           INCOME     BALANCE         VALUE

Four
Seasons
Hotels
Inc.(1)     1,960,000      --     $2,237,185      $3,084,258       $74,309    1,890,000   $145,454,400

Yankee
Candle
Company
Inc.(1)(2)  4,347,500      --      3,194,108         162,582            --    4,241,152    138,940,139
                          ----------------------------------------------------           --------------
                           --     $5,431,293      $3,246,840       $74,309                $284,394,539
                          ====================================================           ==============

(1) Security, or a portion thereof, was on loan as of January 31, 2005.
(2) Non-income producing.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg. sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ULTRA(REG. SM) FUND
January 31, 2005

[american century investments logo and text logo]

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 1.1%
         1,300,000  General Dynamics Corp.                         $     134,225
         1,091,000  United Technologies Corp.                            109,842
                                                                 ---------------
                                                                         244,067
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.3%
           862,000  C.H. Robinson Worldwide, Inc.(1)                      44,393
         1,872,000  Expeditors International of
                    Washington, Inc.                                     105,094
         2,147,000  FedEx Corporation                                    205,360
         2,498,000  United Parcel Service, Inc. Cl B(1)                  186,551
                                                                 ---------------
                                                                         541,398
                                                                 ---------------
AUTOMOBILES - 1.1%
         4,194,000  Harley-Davidson, Inc.                                252,101
                                                                 ---------------
BEVERAGES - 2.5%
         3,204,000  Anheuser-Busch Companies, Inc.                       157,573
         2,838,000  Coca-Cola Company (The)                              117,749
         5,505,000  PepsiCo, Inc.                                        295,618
                                                                 ---------------
                                                                         570,940
                                                                 ---------------
BIOTECHNOLOGY - 2.2%
         3,618,000  Amgen Inc.(2)                                        225,184
           624,552  Biogen Idec Inc.(2)                                   40,571
           480,744  Celgene Corp.(1)(2)                                   13,144
         3,439,000  Genentech, Inc.(1)(2)                                164,075
           843,000  Gilead Sciences, Inc.(2)                              27,903
           915,922  Neurocrine Biosciences Inc.(1)(2)                     41,903
                                                                 ---------------
                                                                         512,780
                                                                 ---------------
CAPITAL MARKETS - 2.5%
         2,587,000  Bank of New York Co., Inc. (The)                      76,860
         1,893,000  Goldman Sachs Group, Inc. (The)                      204,160
         1,500,000  Legg Mason, Inc.                                     115,845
         2,861,000  T. Rowe Price Group Inc.                             171,231
                                                                 ---------------
                                                                         568,096
                                                                 ---------------
CHEMICALS - 0.4%
         1,532,000  Monsanto Co.                                          82,927
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
         2,997,000  Wells Fargo & Co.                                    183,716
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
         4,721,000  Apollo Group Inc. Cl A(2)                            369,135

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
         2,354,000  Monster Worldwide Inc.(1)(2)                          73,657
                                                                 ---------------
                                                                         442,792
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.5%
        11,143,000  Cisco Systems Inc.(2)                                201,020
         3,906,000  QUALCOMM Inc.                                        145,459
                                                                 ---------------
                                                                         346,479
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
        13,505,000  Dell Inc.(2)                                         563,969
                                                                 ---------------
CONSUMER FINANCE - 2.8%
         2,579,000  American Express Co.                                 137,590
         4,693,000  MBNA Corporation                                     124,740
         7,762,000  SLM Corporation(1)                                   389,574
                                                                 ---------------
                                                                         651,904
                                                                 ---------------
DIVERSIFIED - 0.1%
           449,000  iShares FTSE/Xinhua China 25
                    Index Fund(2)                                         24,327
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.3%
           669,000  Chicago Mercantile Exchange
                    Holdings Inc.(1)                                     143,501
         4,653,000  Citigroup Inc.                                       228,229
         1,900,000  Moody's Corp.                                        159,182
                                                                 ---------------
                                                                         530,912
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.1%
         3,180,000  Sysco Corp.                                          111,205
         9,942,000  Wal-Mart Stores, Inc.                                520,960
         4,580,000  Walgreen Co.                                         195,154
         1,218,000  Whole Foods Market, Inc.(1)                          108,914
                                                                 ---------------
                                                                         936,233
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           174,000  Wrigley (Wm.) Jr. Company                             12,248
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.3%
         2,242,000  Biomet Inc.                                           95,240
         8,916,000  Boston Scientific Corp.(2)                           294,764
           965,000  Guidant Corp.                                         69,953
         2,502,000  Inamed Corp.(1)(2)(3)                                173,138
         9,763,000  Medtronic, Inc.                                      512,461
         2,982,000  St. Jude Medical, Inc.(2)                            117,133
         2,660,000  Stryker Corp.                                        130,712
         3,085,000  Varian Medical Systems, Inc.(2)                      116,397
           426,735  Waters Corp.(2)                                       20,944

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
         2,231,000  Zimmer Holdings Inc.(2)                              175,914
                                                                 ---------------
                                                                       1,706,656
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.5%
            21,821  Cerner Corporation(2)                                  1,086
         1,149,000  Patterson Companies, Inc.(1)(2)                       53,520
         5,860,000  UnitedHealth Group Incorporated                      520,954
                                                                 ---------------
                                                                         575,560
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.5%
         4,233,000  Applebee's
                    International Inc. (1)(3)                            117,931
         1,305,000  Brinker International, Inc.(2)                        49,081
         5,440,000  Carnival Corporation                                 313,344
         4,131,000  Cheesecake Factory Inc.(1)(2)(3)                     133,720
        12,134,000  International Game Technology                        379,795
         2,175,000  PF Chang's China
                    Bistro, Inc.(1)(2)(3)                                120,908
         2,973,000  Starbucks Corporation(2)                             160,542
                                                                 ---------------
                                                                       1,275,321
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
         3,265,000  D.R. Horton, Inc.                                    129,882
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.6%
         1,726,000  Colgate-Palmolive Co.                                 90,684
         5,260,000  Procter & Gamble Co. (The)                           279,990
                                                                 ---------------
                                                                         370,674
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 3.0%
         1,570,000  3M Co.                                               132,445
         6,073,000  General Electric Co.                                 219,417
         9,619,000  Tyco International Ltd.                              347,631
                                                                 ---------------
                                                                         699,493
                                                                 ---------------
INSURANCE - 5.0%
         3,494,000  Aflac Inc.                                           138,048
         1,507,242  Ambac Financial Group, Inc.                          115,877
         4,180,000  American International Group, Inc.                   277,092
             2,821  Berkshire Hathaway Inc. Cl A(2)                      253,608
            75,917  Berkshire Hathaway Inc. Cl B(1)(2)                   227,304
         1,637,077  Progressive Corp.                                    136,941
                                                                 ---------------
                                                                       1,148,870
                                                                 ---------------
INTERNET & CATALOG RETAIL - 4.1%
         9,365,000  Amazon.com, Inc.(1)(2)                               404,755
         4,027,000  eBay Inc.(2)                                         328,201

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
         9,045,000  IAC/InterActiveCorp(1)(2)                            219,160
                                                                 ---------------
                                                                         952,116
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 3.3%
         3,764,000  Digital River Inc.(1)(2)(3)                          147,210
           241,000  Google Inc. Cl A(1)(2)                                47,147
         3,219,000  Sina Corp.(1)(2)(3)                                   85,304
         6,608,000  VeriSign, Inc.(2)                                    170,751
         8,738,000  Yahoo! Inc.(2)                                       307,664
                                                                 ---------------
                                                                         758,076
                                                                 ---------------
IT SERVICES - 5.3%
         8,358,000  Accenture Ltd. Cl A(2)                               217,726
         6,411,000  Checkfree Corp.(1)(2)(3)                             250,029
         2,880,000  Cognizant Technology
                    Solutions Corporation(1)(2)                          109,152
         9,596,000  First Data Corp.                                     390,941
         2,123,000  Iron Mountain Incorporated(1)(2)                      59,869
         6,773,975  Paychex, Inc.                                        206,538
                                                                 ---------------
                                                                       1,234,255
                                                                 ---------------
MACHINERY - 0.4%
         1,548,000  Danaher Corp.                                         84,954
                                                                 ---------------
MEDIA - 1.5%
         2,108,000  McGraw-Hill Companies, Inc. (The)                    190,774
         5,565,000  Univision
                    Communications Inc. Cl A(1)(2)                       151,980
                                                                 ---------------
                                                                         342,754
                                                                 ---------------
MULTILINE RETAIL - 1.7%
         2,725,000  Family Dollar Stores, Inc.                            91,151
         2,493,000  Kohl's Corp.(2)                                      117,196
         3,813,000  Target Corporation                                   193,586
                                                                 ---------------
                                                                         401,933
                                                                 ---------------
OFFICE ELECTRONICS - 0.3%
         1,282,000  Zebra Technologies Corp. Cl A(2)                      65,292
                                                                 ---------------
OIL & GAS - 3.6%
           985,000  Anadarko Petroleum Corp.                              65,217
         3,546,000  Apache Corp.                                         192,973
           411,000  BP plc ADR                                            24,504
         2,038,000  Burlington Resources, Inc.                            89,081
         1,740,000  ChevronTexaco Corp.                                   94,656
         5,814,000  Exxon Mobil Corp.                                    300,002
            25,974  Kinder Morgan, Inc.                                    1,949

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
         1,047,000  Occidental Petroleum Corp.                            61,124
                                                                 ---------------
                                                                         829,506
                                                                 ---------------
PERSONAL PRODUCTS - 1.3%
         1,102,500  Alberto-Culver Company Cl B                           59,811
         4,120,000  Avon Products, Inc.                                  173,946
         1,295,000  Estee Lauder Companies, Inc. Cl A                     58,456
                                                                 ---------------
                                                                         292,213
                                                                 ---------------
PHARMACEUTICALS - 5.0%
         2,403,000  American Pharmaceutical
                    Partners Inc.(1)(2)                                  118,949
         2,309,000  Eli Lilly and Company                                125,240
         5,057,000  Johnson & Johnson                                    327,188
         6,724,000  Pfizer, Inc.                                         162,452
         1,727,000  Schering-Plough Corp.                                 32,053
        13,411,000  Teva Pharmaceutical
                    Industries Ltd. ADR(1)                               385,298
                                                                 ---------------
                                                                       1,151,180
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.5%
         2,612,000  Analog Devices, Inc.                                  93,745
         3,808,000  Applied Materials, Inc.(2)                            60,547
        40,747,000  ARM Holdings plc ORD                                  75,358
        10,124,000  Intel Corp.                                          227,283
         1,752,000  KLA-Tencor Corp.(2)                                   81,030
         4,973,000  Maxim Integrated Products, Inc.                      193,997
         5,936,000  Microchip Technology Inc.                            154,633
         4,938,000  Xilinx, Inc.                                         144,140
                                                                 ---------------
                                                                       1,030,733
                                                                 ---------------
SOFTWARE - 6.2%
         1,327,000  Adobe Systems Inc.                                    75,506
               487  Computer Associates
                    International, Inc.                                       13
         6,771,000  Electronic Arts Inc.(1)(2)                           435,647
         3,632,000  Intuit Inc.(2)                                       141,648
        13,192,000  Microsoft Corporation                                346,686
         1,182,727  NAVTEQ Corp.(1)(2)                                    45,287
         5,701,000  Oracle Corp.(2)                                       78,503
         1,509,000  SAP AG ADR                                            58,428
         5,886,000  Symantec Corp.(1)(2)                                 137,438
         3,913,000  Veritas Software Corp.(2)                            100,642
                                                                 ---------------
                                                                       1,419,798
                                                                 ---------------
SPECIALTY RETAIL - 6.2%
         5,864,000  Bed Bath & Beyond Inc.(2)                            236,261
         4,273,000  Carmax, Inc.(1)(2)                                   123,618
         2,831,000  Chico's FAS, Inc.(1)(2)                              149,137
         5,312,000  Home Depot, Inc.                                     219,173
         5,972,000  Lowe's Companies, Inc.                               340,344
         3,906,000  Michaels Stores, Inc.                                120,110
         4,831,000  PETsMART, Inc.                                       146,041

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                    ($ IN THOUSANDS)                             VALUE
--------------------------------------------------------------------------------
         2,439,000  Weight Watchers
                    International Inc.(1)(2)                             114,292
                                                                 ---------------
                                                                       1,448,976
                                                                 ---------------

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
         1,723,000  Coach Inc.(2)                                         96,660
                                                                 ---------------

THRIFTS & MORTGAGE FINANCE - 0.8%
         2,720,000  Golden West Financial Corp.                          175,766
                                                                 ---------------

WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
         2,656,000  Nextel Communications, Inc.(2)                        76,201
                                                                 ---------------

TOTAL COMMON STOCKS                                                   22,731,758
(Cost $16,045,937)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.5%
Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by various
U.S. Treasury obligations, 2.375%, 8/15/06,
valued at $129,048), in a joint trading account
at 2.35%, dated 1/31/05, due 2/1/05
(Delivery value $126,608)                                                126,600

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
3.625%, 1/15/10, valued at $178,487), in a joint
trading account at 2.33%, dated 1/31/05,
due 2/1/05 (Delivery value $175,011)                                     175,000

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
5.50% - 7.125%, 2/15/23 - 8/15/29, valued at
$42,011), in a joint trading account at 2.35%,
dated 1/31/05, due 2/1/05
(Delivery value $41,203)                                                  41,200
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                         342,800
(Cost $342,800)                                                  ---------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) - 4.6%
REPURCHASE AGREEMENTS - 4.5%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Government Agency obligations),
2.52%, dated 1/31/05, due 2/1/05
(Delivery value $6,226)                                                    6,226

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.50%, dated 1/31/05, due 2/1/05
(Delivery value $1,025,071)                                            1,025,000
                                                                 ---------------
                                                                       1,031,226
                                                                 ---------------
SHORT-TERM DEBT - 0.1%
    $25,000 Morgan  Stanley Master
                    Note, VRN, 2.68%, 2/1/05                              25,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                     1,056,226
(Cost $1,056,226)                                                ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
                    ($ IN THOUSANDS)                                       VALUE
----------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 104.6%                                  24,130,784
                                                                 ---------------
(Cost $17,444,963)
OTHER ASSETS AND LIABILITIES - (4.6)%                                (1,054,661)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $ 23,076,123
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FTSE = Financial Times Stock Exchange
ORD = Foreign Ordinary Share
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective January 31, 2005.
(1) Security, or a portion thereof, was on loan as of January 31, 2005. The aggregate value of securities on loan at January 31, 2005, was $1,065,150.
(2) Non-income producing.
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliate as defined in the Investment Company Act of 1940.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

ULTRA - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
                      (Amounts in Thousands)
-----------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended January 31, 2005 follows:

--------------------------------------------------------------------------------------------------------
                SHARE BALANCE  PURCHASE    SALES    REALIZED   DIVIDEND            1/31/2005
FUND/COMPANY      10/31/04       COST       COST   GAIN (LOSS)   INCOME   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------
ULTRA
--------------------------------------------------------------------------------------------------------
Applebee's
International
Inc.(1)           3,959,434    $6,307       $--        $--       $254      4,233,000       $117,931
---------------
Checkfree
Corp.(1)(2)       6,411,000        --        --         --         --      6,411,000        250,029
---------------
Cheesecake
Factory
Inc.(1)(2)        2,754,000        --        --         --         --      4,131,000(3)     133,720
---------------
China Yuchai
International
Limited(2)(4)     2,178,000        --    62,991   (34,960)         --             --             --
---------------
Digital
River Inc.(1)(2)  3,764,000        --        --         --         --      3,764,000        147,210
---------------
Inamed
Corp.(1)(2)       2,502,000        --        --         --         --      2,502,000        173,138
PF Chang's
China Bistro,
Inc.(1)(2)        2,175,000        --        --         --         --      2,175,000        120,908
---------------
Sina Corp.(1)(2)  2,638,000    18,765        --         --         --      3,219,000         85,304
--------------------------------------------------------------------------------------------------------
                              $25,072   $62,991  $(34,960)       $254                    $1,028,240
                  ======================================================================================

(1) Security, or a portion thereof, was on loan as of January 31, 2005.
(2) Non-income producing.
(3) Includes adjustments for shares received from a stock split and/or stock spinoff during the period.
(4) Issuer was not an affiliate at January 31, 2005.

2. FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 17,532,999
                                                                 ===============
Gross tax appreciation of investments                              $   6,739,462
Gross tax depreciation of investments                                  (141,677)
                                                                 ---------------
Net tax appreciation of investments                                $   6,597,785
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES FUND
January 31, 2005

[american century investments logo and text logo]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                          VALUE
----------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 1.6%
            40,531  American Science and
                    Engineering Inc.(1)                           $        1,536
            81,033  ARGON ST, Inc.(1)                                      2,647
                                                                 ---------------
                                                                           4,183
AIR FREIGHT & LOGISTICS - 1.2%
            74,902  Forward Air Corp.(1)                                   3,192
                                                                 ---------------
AIRLINES - 1.0%
           160,357  SkyWest, Inc.                                          2,761
                                                                 ---------------
BEVERAGES - 1.1%
            39,636  Adolph Coors Company Cl B                              2,957
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
           228,259  Orchid BioSciences Inc.(1)                             2,547
                                                                 ---------------
CAPITAL MARKETS - 1.6%
           145,124  Greenhill & Co. Inc.                                   4,304
                                                                 ---------------
COMMERCIAL BANKS - 2.3%
           137,024  Silicon Valley Bancshares(1)                           5,980
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
            73,992  Charles River Associates Inc.(1)                       3,216
            47,818  Volt Information Sciences Inc.(1)                      1,527
                                                                 ---------------
                                                                           4,743
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.8%
           364,204  Computer Network
                    Technology Corp.(1)                                    1,945
           963,639  MRV Communications Inc.(1)                             3,488
           428,929  Powerwave Technologies Inc.(1)                         3,376
           174,629  Spectralink Corporation                                2,897
           117,737  Westell Technologies Inc.(1)                             892
                                                                 ---------------
                                                                          12,598
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.1%
           192,288  Emulex Corp.(1)                                        3,148
            89,351  Hutchinson Technology Inc.(1)                          3,154
           192,942  Presstek Inc.(1)                                       1,607

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                          VALUE
----------------------------------------------------------------------------------
           272,724  Western Digital Corp.(1)                               2,937
                                                                 ---------------
                                                                          10,846
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.2%
            60,166  Jacobs Engineering Group Inc.(1)                       3,056
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.2%
            38,455  Eagle Materials Inc.                                   3,067
                                                                 ---------------
CONSUMER FINANCE - 2.9%
           110,134  CompuCredit Corp.(1)                                   3,156
           153,279  World Acceptance Corp.(1)                              4,573
                                                                 ---------------
                                                                           7,729
                                                                 ---------------
CONTAINERS & PACKAGING - 1.9%
           102,113  Bemis Co.                                              2,962
           159,462  Myers Industries Inc.                                  2,063
                                                                 ---------------
                                                                           5,025
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
           127,663  Primus Guaranty Ltd.(1)                                1,915
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.9%
            76,685  Arbinet-thexchange, Inc.(1)                            1,871
           768,340  Cincinnati Bell Inc.(1)                                3,266
                                                                 ---------------
                                                                           5,137
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
           388,716  Evergreen Solar Inc.(1)                                1,905
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.6%
            52,809  Atwood Oceanics Inc.(1)                                3,221
           635,028  Grey Wolf Inc.(1)                                      3,366
            60,581  Hydril Co.(1)                                          3,029
                                                                 ---------------
                                                                           9,616
                                                                 ---------------
GAS UTILITIES - 1.6%
           101,512  UGI Corp.                                              4,230
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
           192,619  Endologix Inc.(1)                                      1,321
           116,638  I-Flow Corp.(1)                                        2,048
           119,159  Intralase Corp.(1)                                     2,741
           133,895  PerkinElmer, Inc.                                      3,078

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                          VALUE
----------------------------------------------------------------------------------
            39,492  Vital Signs Inc.                                       1,586
                                                                 ---------------
                                                                          10,774
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
           352,982  HealthTronics Inc.(1)                                  3,582
           261,689  NovaMed Inc.(1)                                        1,848
                                                                 ---------------
                                                                           5,430
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.5%
            80,583  CBRL Group Inc.                                        3,313
            88,203  Great Wolf Resorts Inc.(1)                             1,850
           246,086  Sunterra Corp.(1)                                      3,398
           105,132  WMS Industries Inc.(1)                                 3,295
                                                                 ---------------
                                                                          11,856
                                                                 ---------------
HOUSEHOLD DURABLES - 6.4%
            91,839  Helen of Troy Ltd.(1)                                  2,935
            75,131  Jarden Corp.(1)                                        3,456
           142,446  Libbey Inc.                                            3,416
           134,510  Russ Berrie & Co. Inc.                                 3,156
           189,680  Tempur-Pedic International Inc.(1)                     4,057
                                                                 ---------------
                                                                          17,020
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.4%
            91,524  Central Garden and Pet Co.(1)                          3,751
                                                                 ---------------
INSURANCE - 2.4%
           166,965  Bristol West Holdings Inc.                             3,264
            63,211  Reinsurance Group of America                           2,972
                                                                 ---------------
                                                                           6,236
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 5.0%
           104,610  Bankrate Inc.(1)                                       1,901
           344,512  Interwoven Inc.(1)                                     3,139
           242,284  Openwave Systems Inc.(1)                               3,300
            91,874  Websense Inc.(1)                                       4,933
                                                                 ---------------
                                                                          13,273
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.6%
            50,514  MarineMax Inc.(1)                                      1,589
                                                                 ---------------
MACHINERY - 2.0%
            38,704  Cascade Corp.                                          1,417

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                          VALUE
----------------------------------------------------------------------------------
           106,178  Gardner Denver Inc.(1)                                 4,020
                                                                 ---------------
                                                                           5,437
                                                                 ---------------
METALS & MINING - 7.3%
           480,153  AK Steel Holding Corp.(1)                              6,968
            50,628  Carpenter Technology                                   3,101
           151,079  Metal Management Inc.                                  4,070
           178,812  Titanium Metals Corp.(1)                               5,347
                                                                 ---------------
                                                                          19,486
                                                                 ---------------
OIL & GAS - 3.9%
           100,904  Berry Petroleum Company Cl A                           5,463
            48,208  Bill Barrett Corp.(1)                                  1,522
            99,197  Forest Oil Corporation(1)                              3,342
                                                                 ---------------
                                                                          10,327
                                                                 ---------------
PHARMACEUTICALS - 0.9%
           350,613  Durect Corp.(1)                                          971
            89,611  Nektar Therapeutics(1)                                 1,510
                                                                 ---------------
                                                                           2,481
                                                                 ---------------
ROAD & RAIL - 0.6%
            67,558  Knight Transportation Inc.                             1,662
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.9%
           507,737  LSI Logic Corp.(1)                                     3,102
           195,387  Microsemi Corporation(1)                               3,015
           130,936  MIPS Technologies Inc. Cl A(1)                         1,478
                                                                 ---------------
                                                                           7,595
                                                                 ---------------
SOFTWARE - 5.6%
           436,684  Compuware Corp.(1)                                     3,013
           153,645  Internet Security Systems(1)                           3,435
           173,399  InterVoice, Inc.(1)                                    2,058
           142,445  Jack Henry & Associates Inc.                           2,961
            94,739  The9 Ltd. ADR(1)                                       1,970
           274,827  Visual Networks Inc.(1)                                1,264
                                                                 ---------------
                                                                          14,701
                                                                 ---------------
SPECIALTY RETAIL - 6.5%
           123,583  Burlington Coat Factory Warehouse Corp.                3,190
           101,543  Cato Corp. (The)                                       3,087
           110,950  Children's Place Retail Stores, Inc. (The)(1)          4,208
           153,770  The Finish Line, Inc. Cl A                             3,122

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                          VALUE
----------------------------------------------------------------------------------
           138,059  Hibbett Sporting Goods Inc.(1)                         3,562
                                                                 ---------------
                                                                          17,169
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 3.1%
           109,831  Quiksilver, Inc.(1)                                    3,281
           437,037  Unifi Inc.(1)                                          1,447
           107,067  Wolverine World Wide, Inc.                             3,364
                                                                 ---------------
                                                                           8,092
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.5%
            51,324  Downey Financial Corp.                                 3,274
         1,038,084  E-Loan Inc.(1)                                         3,364
            70,594  IndyMac Bancorp, Inc.                                  2,609
                                                                 ---------------
                                                                           9,247
                                                                 ---------------
TOTAL COMMON STOCKS                                                      261,917
(Cost $237,692)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 2.5%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 7.50% - 8.125%,
11/15/16 - 8/15/19, valued at $6,832),
in a joint trading account at 2.37%, dated
1/31/05, due 2/1/05 (Delivery value $6,700)                                6,700
                                                                 ---------------
(Cost $6,700)

TOTAL INVESTMENT SECURITIES - 101.5%                                     268,617
                                                                 ---------------
(Cost $244,392)

OTHER ASSETS AND LIABILITIES - (1.5)%                                    (4,034)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $     264,583
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1)    Non-income producing.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
                     ($ Amounts in Thousands)
----------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments
for federal income tax purposes were as follows:
Federal tax cost of investments                                        $ 244,580
                                                                 ---------------
Gross tax appreciation of investments                                 $   27,713
Gross tax depreciation of investments                                    (3,676)
                                                                 ---------------
Net tax appreciation of investments                                   $   24,037
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JANUARY 31, 2005
[american century investments logo and text logo]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
-------------------------------------------------------------------------------

COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 3.1%
            27,983  American Science and
                    Engineering Inc.(1)                          $    1,060,555
            19,732  ARGON ST, Inc.(1)                                   644,447
            31,100  Heico Corporation                                   677,047
                                                                 ---------------
                                                                      2,382,049
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
            16,687  Forward Air Corp.(1)                                711,117
                                                                 ---------------
AIRLINES - 1.0%
            44,509  SkyWest, Inc.                                       766,445
                                                                 ---------------
BEVERAGES - 1.2%
            12,118  Adolph Coors Company Cl B                           904,003
                                                                 ---------------
BIOTECHNOLOGY - 1.7%
            86,317  Orchid BioSciences Inc.(1)                          963,298
            28,297  SeraCare Life Sciences Inc.(1)                      368,427
                                                                 ---------------
                                                                      1,331,725
                                                                 ---------------
CAPITAL MARKETS - 0.8%
            21,391  Greenhill & Co. Inc.                                634,457
                                                                 ---------------
COMMERCIAL BANKS - 3.9%
            19,845  First State Bancorporation                          750,339
            33,367  Silicon Valley Bancshares(1)                      1,456,137
            45,416  Summit Bancshares Inc.                              823,846
                                                                 ---------------
                                                                      3,030,322
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.7%
            20,154  Charles River Associates Inc.(1)                    875,893
            23,382  Schawk Inc.                                         447,999
                                                                 ---------------
                                                                      1,323,892
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.5%
            97,964  Computer Network
                    Technology Corp.(1)                                 523,128
           243,912  MRV Communications Inc.(1)                          882,961
           114,823  Powerwave Technologies Inc.(1)                      903,657
            53,389  Spectralink Corporation                             885,724
            37,237  Westell Technologies Inc.(1)                        282,070
                                                                 ---------------
                                                                      3,477,540
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 5.4%
            58,896  Emulex Corp.(1)                                     964,128
            28,101  Hutchinson Technology Inc.(1)                       991,964
           165,153  Innovex Inc.(1)                                     809,250
            57,906  Presstek Inc.(1)                                    482,357
            87,283  Western Digital Corp.(1)                            940,038
                                                                 ---------------
                                                                      4,187,737
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.2%
            19,029  Jacobs Engineering Group Inc.(1)                    966,483
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.0%
            10,217  Eagle Materials Inc.                                814,908
                                                                 ---------------
CONSUMER FINANCE - 1.0%
            27,227  World Acceptance Corp.(1)                           812,181
                                                                 ---------------
CONTAINERS & PACKAGING - 1.9%
            31,219  Bemis Co.                                           905,351
            44,852  Myers Industries Inc.                               580,385
                                                                 ---------------
                                                                      1,485,736
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
            23,738  Primus Guaranty Ltd.(1)                             356,070
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.9%
            19,754  Arbinet-thexchange, Inc.(1)                         481,998
           231,618  Cincinnati Bell Inc.(1)                             984,376
                                                                 ---------------
                                                                      1,466,374
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
           123,637  Evergreen Solar Inc.(1)                             605,821
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.0%
            16,491  Atwood Oceanics Inc.(1)                           1,005,951
           176,950  Grey Wolf Inc.(1)                                   937,835
            19,052  Hydril Co.(1)                                       952,600
            34,892  Rowan Companies, Inc.(1)                            982,559
                                                                 ---------------
                                                                      3,878,945
                                                                 ---------------
GAS UTILITIES - 1.0%
            18,974  UGI Corp.                                           790,647
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.8%
            65,269  Endologix Inc.(1)                                   447,745
            27,805  I-Flow Corp.(1)                                     488,256
            25,853  Intralase Corp.(1)                                  594,619

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
-------------------------------------------------------------------------------

            37,504  PerkinElmer, Inc.                                   862,217
            13,939  Vital Signs Inc.                                    559,790
                                                                 --------------
                                                                      2,952,627
                                                                 --------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
            90,687  HealthTronics Inc.(1)                               920,473
            16,735  Horizon Health Corp.(1)                             509,581
                                                                 --------------
                                                                      1,430,054
                                                                 --------------
HOTELS, RESTAURANTS & LEISURE - 4.1%
            21,612  CBRL Group Inc.                                     888,469
            22,241  Great Wolf Resorts Inc.(1)                          466,394
            67,559  Sunterra Corp.(1)                                   932,990
            27,582  WMS Industries Inc.(1)                              864,420
                                                                 --------------
                                                                      3,152,273
                                                                 --------------
HOUSEHOLD DURABLES - 6.0%
            27,685  Helen of Troy Ltd.(1)                               884,813
            17,047  Jarden Corp.(1)                                     784,162
            42,571  Libbey Inc.                                       1,020,852
            40,548  Russ Berrie & Co. Inc.                              951,256
            46,779  Tempur-Pedic International Inc.(1)                1,000,603
                                                                 --------------
                                                                      4,641,686
                                                                 --------------
HOUSEHOLD PRODUCTS - 1.2%
            21,818  Central Garden and Pet Co.(1)                       894,102
                                                                 --------------
INSURANCE - 3.5%
            43,729  Bristol West Holdings Inc.                          854,902
            19,401  Reinsurance Group of America                        912,235
            27,622  Safety Insurance Group, Inc.                        920,365
                                                                 --------------
                                                                      2,687,502
                                                                 --------------
INTERNET SOFTWARE & SERVICES - 3.1%
            29,424  Bankrate Inc.(1)                                    534,634
            41,175  Cryptologic Inc.                                  1,017,434
            15,687  Websense Inc.(1)                                    842,392
                                                                 --------------
                                                                      2,394,460
                                                                 --------------
LEISURE EQUIPMENT & PRODUCTS - 0.6%
            15,886  MarineMax Inc.(1)                                   499,774
                                                                 --------------
MACHINERY - 2.4%
            23,178  Cascade Corp.                                       848,315

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            26,702  Gardner Denver Inc.(1)                            1,010,938
                                                                 ---------------
                                                                      1,859,253
                                                                 ---------------
METALS & MINING - 5.9%
            91,882  AK Steel Holding Corp.(1)                         1,333,208
            16,012  Carpenter Technology                                980,895
            38,831  Metal Management Inc.                             1,046,107
            42,080  Titanium Metals Corp.(1)                          1,258,192
                                                                 ---------------
                                                                      4,618,402
                                                                 ---------------
OIL & GAS - 3.0%
            21,393  Berry Petroleum Company Cl A                      1,158,217
            12,343  Bill Barrett Corp.(1)                               389,792
            24,261  Forest Oil Corporation(1)                           817,353
                                                                 ---------------
                                                                      2,365,362
                                                                 ---------------
PHARMACEUTICALS - 1.2%
           171,252  Durect Corp.(1)                                     474,368
            26,108  Nektar Therapeutics(1)                              439,920
                                                                 ---------------
                                                                        914,288
                                                                 ---------------
ROAD & RAIL - 2.2%
            21,442  Knight Transportation Inc.                          527,473
            38,939  US Xpress Enterprises, Inc. Cl A(1)               1,165,444
                                                                 ---------------
                                                                      1,692,917
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.0%
           160,585  LSI Logic Corp.(1)                                  981,175
            51,898  Microsemi Corporation(1)                            800,786
            48,901  MIPS Technologies Inc. Cl A(1)                      552,092
                                                                 ---------------
                                                                      2,334,053
                                                                 ---------------
SOFTWARE - 7.3%
           138,113  Compuware Corp.(1)                                  952,979
            37,892  Internet Security Systems(1)                        846,886
            51,821  InterVoice, Inc.(1)                                 615,115
            42,940  Jack Henry & Associates Inc.                        892,723
           183,920  Phoenix Technologies Ltd.(1)                      1,487,912
            24,390  The9 Ltd. ADR(1)                                    507,288
            79,517  Visual Networks Inc.(1)                             365,778
                                                                 ---------------
                                                                      5,668,681
                                                                 ---------------
SPECIALTY RETAIL - 6.1%
            37,254  Burlington Coat Factory
                    Warehouse Corp.                                     961,526
            26,158  Cato Corp. (The)                                    795,203
            30,625  Children's Place Retail
                    Stores, Inc. (The)(1)                             1,161,912
            47,012  The Finish Line, Inc. Cl A                          954,344

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

            35,134  Hibbett Sporting Goods Inc.(1)                      906,457
                                                                 ---------------
                                                                      4,779,442
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
           112,582  Unifi Inc.(1)                                       372,646
            26,301  Wolverine World Wide, Inc.                          826,641
                                                                 ---------------
                                                                      1,199,287
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.8%
            16,027  Downey Financial Corp.                            1,022,523
           339,153  E-Loan Inc.(1)                                    1,098,855
            22,406  IndyMac Bancorp, Inc.                               828,127
                                                                 ---------------
                                                                      2,949,505
                                                                 ---------------
TOTAL COMMON STOCKS                                                  76,960,120
(Cost $70,406,607)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.4%
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
7.50% - 8.125%, 11/15/16 - 8/15/19, valued at
$1,937,385), in a joint trading account at 2.37%,
dated 1/31/05, due 2/1/05
(Delivery value $1,900,125)                                           1,900,000
                                                                 ---------------
(Cost $1,900,000)

TOTAL INVESTMENT SECURITIES - 101.4%                                 78,860,120
                                                                 ---------------
(Cost $72,306,607)

OTHER ASSETS AND LIABILITIES - (1.4)%                                (1,117,210)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $  77,742,910
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1)  Non-income producing.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                            $  72,354,676
                                                           ===============
Gross tax appreciation of investments                      $   7,786,262
Gross tax depreciation of investments                         (1,280,818)
                                                           ---------------
Net tax appreciation of investments                        $   6,505,444
                                                           ===============
The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JANUARY 31, 2005
[american century investments logo and text logo]

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                           ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 98.9%
AEROSPACE & DEFENSE - 3.8%
           120,969  Ceradyne Inc.(1)                             $        4,080
           356,200  L-3 Communications Holdings, Inc.                    25,437
           249,000  Rockwell Collins                                     10,682
           165,200  United Defense Industries, Inc.(1)                    7,918
                                                                 ---------------
                                                                         48,117
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.0%
           228,431  Expeditors International of
                    Washington, Inc.                                     12,824
                                                                 ---------------
AUTO COMPONENTS - 0.5%
           119,700  BorgWarner Inc.                                       6,427
                                                                 ---------------
BEVERAGES - 0.7%
           166,600  Constellation Brands Inc.(1)                          8,650
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
           170,800  Gilead Sciences, Inc.(1)                              5,653
           145,600  United Therapeutics Corp.(1)                          6,213
                                                                 ---------------
                                                                         11,866
                                                                 ---------------
CAPITAL MARKETS - 2.6%
           539,648  Investors Financial Services
                    Corporation                                          27,204
           107,368  T. Rowe Price Group Inc.                              6,426
                                                                 ---------------
                                                                         33,630
                                                                 ---------------
CHEMICALS - 2.6%
           613,400  Monsanto Co.                                         33,203
                                                                 ---------------
COMMERCIAL BANKS - 0.9%
            99,940  East West BanCorp, Inc.                               3,892
            72,376  First Bancorp (Puerto Rico)                           3,915
            90,100  UCBH Holdings Inc.                                    3,970
                                                                 ---------------
                                                                         11,777
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
           317,500  Monster Worldwide Inc.(1)                             9,935
           585,000  Robert Half International Inc.                       17,748
                                                                 ---------------
                                                                         27,683
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
           128,611  F5 Networks, Inc.(1)                                  6,166
           467,600  Harmonic Inc.(1)                                      5,331

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                           ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------

           129,900  Harris Corp.                                          8,413
                                                                 ---------------
                                                                         19,910
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.0%
           366,932  Apple Computer, Inc.(1)                              28,217
           606,500  Seagate Technology                                   10,262
                                                                 ---------------
                                                                         38,479
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.6%
           169,100  Chicago Bridge & Iron Company
                    New York Shares                                       6,392
            29,897  Jacobs Engineering Group Inc.(1)                      1,518
                                                                 ---------------
                                                                          7,910
                                                                 ---------------
CONSUMER FINANCE - 1.4%
           231,400  Capital One Financial Corp.                          18,114
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
           313,500  Ametek Inc.                                          11,976
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 9.5%
         1,249,954  National-Oilwell, Inc.(1)                            46,098
           253,700  Noble Corp.(1)                                       13,535
           296,600  Pride International Inc.(1)                           6,937
           179,000  Smith International, Inc.(1)                         10,597
           588,000  Transocean Inc.(1)                                   25,872
           340,400  Weatherford International Ltd.(1)                    18,474
                                                                 ---------------
                                                                        121,513
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
         1,464,600  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                          5,062
                                                                 ---------------
FOOD PRODUCTS - 1.5%
           219,400  Corn Products International Inc.                      6,442
           407,600  Smithfield Foods Inc.(1)                             12,338
                                                                 ---------------
                                                                         18,780
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
           762,700  Bard (C.R.), Inc.                                    51,711
           251,222  Immucor, Inc.(1)                                      7,690
           242,084  Inamed Corp.(1)                                      16,752
                                                                 ---------------
                                                                         76,153
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 8.5%
           333,468  Aetna Inc.                                           42,368

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                           ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------

           708,400  Caremark Rx Inc.(1)                                  27,698
           180,333  Covance Inc.(1)                                       7,664
           177,837  Coventry Health Care Inc.(1)                         10,119
           109,100  Henry Schein, Inc.(1)                                 7,425
            94,952  SFBC International, Inc.(1)                           3,723
           237,600  Triad Hospitals Inc.(1)                               9,668
                                                                 ---------------
                                                                        108,665
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 13.8%
           223,300  Applebee's International Inc.                         6,221
           186,200  Brinker International, Inc.(1)                        7,003
           112,205  Four Seasons Hotels Inc.                              8,635
           424,991  Harrah's Entertainment, Inc.                         26,877
           533,459  Hilton Hotels Corporation                            11,869
           131,957  Panera Bread Co.(1)                                   6,730
         1,213,870  Royal Caribbean Cruises Ltd.                         64,336
           161,364  Starwood Hotels & Resorts
                    Worldwide, Inc.                                       9,341
           143,800  Station Casinos Inc.                                  8,844
           612,903  WMS Industries Inc.(1)                               19,208
            94,100  Wynn Resorts Ltd.(1)                                  6,169
                                                                 ---------------
                                                                        175,233
                                                                 ---------------
HOUSEHOLD DURABLES - 7.8%
            46,452  Black & Decker Corporation                            3,828
           481,500  Garmin Ltd.                                          26,483
           151,003  Hovnanian Enterprises Inc.(1)                         7,888
           331,400  Jarden Corp.(1)                                      15,244
           164,143  KB Home                                              17,834
           211,500  Tempur-Pedic International Inc.(1)                    4,524
           314,200  Toll Brothers Inc.(1)                                24,530
                                                                 ---------------
                                                                        100,331
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.4%
            63,700  Textron Inc.                                          4,585
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.8%
           227,399  Openwave Systems Inc.(1)                              3,097
           255,019  Websense Inc.(1)                                     13,695
           182,000  Yahoo! Inc.(1)                                        6,408
                                                                 ---------------
                                                                         23,200
                                                                 ---------------
IT SERVICES - 1.1%
           119,619  CACI International Inc.(1)                            6,238

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                           ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------

           129,800  Global Payments Inc.                                  7,436
                                                                 ---------------
                                                                         13,674
                                                                 ---------------
MACHINERY - 0.5%
            88,522  Oshkosh Truck Corp.                                   6,497
                                                                 ---------------
MEDIA - 0.2%
            88,413  DreamWorks Animation SKG Inc.(1)                      3,124
                                                                 ---------------
METALS & MINING - 0.5%
           447,800  AK Steel Holding Corp.(1)                             6,498
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.4%
           105,000  Questar Corp.                                         5,334
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
           148,533  Zebra Technologies Corp. Cl A(1)                      7,565
                                                                 ---------------
OIL & GAS - 1.9%
           339,316  PetroKazakhstan Inc. Cl A                            12,212
           348,466  XTO Energy Inc.                                      12,513
                                                                 ---------------
                                                                         24,725
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.1%
           159,600  McGraw-Hill Companies, Inc. (The)                    14,443
                                                                 ---------------
PERSONAL PRODUCTS - 1.7%
           296,500  Alberto-Culver Company Cl B                          16,085
           138,501  Estee Lauder Companies, Inc. Cl A                     6,252
                                                                 ---------------
                                                                         22,337
                                                                 ---------------
PHARMACEUTICALS - 3.4%
           175,800  American Pharmaceutical Partners Inc.(1)              8,702
           328,000  Barr Pharmaceuticals Inc.(1)                         15,597
           411,700  Elan Corp. plc ADR(1)                                11,087
            99,800  Eon Labs Inc.(1)                                      2,561
           106,600  Sepracor Inc.(1)                                      6,095
                                                                 ---------------
                                                                         44,042
                                                                 ---------------
ROAD & RAIL - 0.9%
           248,200  Burlington Northern Santa Fe Corp.                   11,958
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
           228,930  ARM Holdings plc ADR                                  1,261
           235,196  Sigmatel Inc.(1)                                      9,269

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                           ($ IN THOUSANDS)                     VALUE
--------------------------------------------------------------------------------

           307,279  Tessera Technologies Inc.(1)                         11,954
                                                                 ---------------
                                                                         22,484
                                                                 ---------------
SOFTWARE - 1.7%
           207,500  Autodesk, Inc.                                        6,094
            53,217  Kronos Inc.(1)                                        2,861
           413,900  McAfee Inc.(1)                                       10,700
            36,300  MicroStrategy Inc.(1)                                 2,639
                                                                 ---------------
                                                                         22,294
                                                                 ---------------
SPECIALTY RETAIL - 2.8%
            53,300  Abercrombie & Fitch Co.                               2,671
           427,850  Bebe Stores Inc.                                     11,086
            55,800  Chico's FAS, Inc.(1)                                  2,940
           415,300  Too Inc.(1)                                          11,279
           180,500  Weight Watchers International
                    Inc.(1)                                               8,458
                                                                 ---------------
                                                                         36,434
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 7.8%
           533,446  America Movil SA de CV Series
                    L ADR                                                28,305
           285,323  Nextel Partners, Inc. Cl A(1)                         5,675
         1,230,193  NII Holdings Inc. Cl B(1)                            66,184
                                                                 ---------------
                                                                        100,164
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 98.9%                                   1,265,661
                                                                 ---------------
(Cost $1,057,430)
 OTHER ASSETS AND LIABILITIES - 1.1%                                     14,053
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $   1,279,714
                                                                 ===============

HERITAGE - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                     ($ IN THOUSANDS)
Contracts                    Settlement                         Unrealized
to Sell                         Date               Value           Loss
--------------------------------------------------------------------------------
14,184,651 MXN for USD         2/28/05           $ 1,263           $(11)
                                           =====================================

(Value on Settlement Date $1,252)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
MXN = Mexican Nuevo Peso
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
                                                     (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

1.  FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                            $   1,059,717
                                                           ===============
Gross tax appreciation of investments                      $     209,269
Gross tax depreciation of investments                             (3,325)
                                                           ---------------
Net tax appreciation of investments                        $     205,944
                                                           ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JANUARY 31, 2005
[american century investments logo and text logo]

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.2%
AEROSPACE & DEFENSE - 2.9%
         1,630,100  Rockwell Collins                             $       69,931
           723,200  United Technologies Corp.                            72,812
                                                                 ---------------
                                                                        142,743
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.7%
           447,400  United Parcel Service, Inc. Cl B                     33,412
                                                                 ---------------
AUTO COMPONENTS - 0.9%
           936,100  Autoliv, Inc.                                        44,137
                                                                 ---------------
AUTOMOBILES - 1.3%
         1,113,000  Harley-Davidson, Inc.                                66,902
                                                                 ---------------
BEVERAGES - 2.7%
         2,478,200  PepsiCo, Inc.                                       133,079
                                                                 ---------------
BIOTECHNOLOGY - 5.3%
           977,800  Amgen Inc.(1)                                        60,857
           945,500  Biogen Idec Inc.(1)                                  61,419
         1,123,400  Celgene Corp.(1)                                     30,714
           717,400  Invitrogen Corp.(1)                                  49,293
           726,700  Neurocrine Biosciences Inc.(1)                       33,247
           401,300  OSI Pharmaceuticals Inc.(1)                          26,125
                                                                 ---------------
                                                                        261,655
                                                                 ---------------
CAPITAL MARKETS - 2.8%
           617,500  Goldman Sachs Group, Inc. (The)                      66,597
         1,649,900  Northern Trust Corp.                                 72,002
                                                                 ---------------
                                                                        138,599
                                                                 ---------------
CHEMICALS - 1.8%
         1,645,000  Monsanto Co.                                         89,044
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%
         1,531,100  Monster Worldwide Inc.(1)                            47,908
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.1%
         1,357,200  Avaya Inc.(1)                                        19,476
         6,650,900  Cisco Systems Inc.(1)                               119,982
           993,300  Juniper Networks, Inc.(1)                            24,962
         1,216,400  QUALCOMM Inc.                                        45,299
         1,372,200  Scientific-Atlanta, Inc.                             41,591
                                                                 ---------------
                                                                        251,310
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS - 4.7%
         3,117,800  Dell Inc.(1)                                        130,200
         6,903,700  EMC Corp.(1)                                         90,438
         3,069,400  McData Corporation Cl A(1)                           12,891
                                                                 ---------------
                                                                        233,529
                                                                 ---------------
CONSUMER FINANCE - 1.6%
         1,483,000  American Express Co.                                 79,118
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
         1,930,100  J.P. Morgan Chase & Co.                              72,051
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.0%
         1,598,700  CVS Corp.                                            74,100
         2,347,400  Wal-Mart Stores, Inc.                               123,004
                                                                 ---------------
                                                                        197,104
                                                                 ---------------
FOOD PRODUCTS - 0.9%
           323,800  Delta and Pine Land Company                           9,533
           912,900  McCormick & Company, Inc.                            33,932
                                                                 ---------------
                                                                         43,465
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.5%
         1,426,200  Bard (C.R.), Inc.                                    96,696
         1,023,900  Becton Dickinson & Co.                               58,004
           508,800  Cooper Companies, Inc. (The)                         39,025
           417,300  Guidant Corp.                                        30,250
         2,181,813  Hospira Inc.(1)                                      63,033
         1,589,200  Medtronic, Inc.                                      83,417
                                                                 ---------------
                                                                        370,425
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.7%
           876,300  Triad Hospitals Inc.(1)                              35,657
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
         1,583,400  Carnival Corporation                                 91,205
           778,000  International Game Technology                        24,351
           357,200  Las Vegas Sands Corp.(1)                             15,502
                                                                 ---------------
                                                                        131,058
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.2%
           896,600  Kimberly-Clark Corp.                                 58,736
         2,837,700  Procter & Gamble Co. (The)                          151,051
                                                                 ---------------
                                                                        209,787
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 5.5%
           281,000  3M Co.                                               23,705
         4,909,300  General Electric Co.                                177,373
         1,007,400  Textron Inc.                                         72,513
                                                                 ---------------
                                                                        273,591
                                                                 ---------------
INSURANCE - 1.1%
           807,700  American International Group, Inc.                   53,542
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
           609,300  eBay Inc.(1)                                         49,658
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.4%
           782,800  VeriSign, Inc.(1)                                    20,228
         2,735,800  Yahoo! Inc.(1)                                       96,327
                                                                 ---------------
                                                                        116,555
                                                                 ---------------
MEDIA - 2.3%
         1,453,300  Disney (Walt) Co.                                    41,608
            72,084  DreamWorks Animation SKG
                    Inc.(1)                                               2,547
           290,400  Getty Images Inc.(1)                                 20,241
         1,809,100  Univision Communications
                    Inc. Cl A(1)                                         49,406
                                                                 ---------------
                                                                        113,802
                                                                 ---------------
MULTILINE RETAIL - 2.8%
         2,194,200  Dollar General Corp.                                 44,345
         1,057,700  Kohl's Corp.(1)                                      49,723
           834,400  Target Corporation                                   42,362
                                                                 ---------------
                                                                        136,430
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
           193,400  Zebra Technologies Corp. Cl A(1)                      9,850
                                                                 ---------------
OIL & GAS - 1.7%
         1,508,100  Apache Corp.                                         82,071
                                                                 ---------------
PERSONAL PRODUCTS - 2.8%
           693,183  Alberto-Culver Company Cl B                          37,605
         2,004,100  Gillette Company                                    101,648
                                                                 ---------------
                                                                        139,253
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------

PHARMACEUTICALS - 9.5%
           786,900  Eli Lilly and Company                                42,681
         3,488,300  Johnson & Johnson                                   225,693
         1,065,100  Novartis AG ORD                                      51,022
           600,400  Novo Nordisk A/S Cl B ORD                            31,957
         1,953,800  Pfizer, Inc.                                         47,204
           748,500  Roche Holding AG ORD                                 79,637
                                                                 ---------------
                                                                        478,194
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.4%
         2,177,600  Altera Corp.(1)                                      41,810
         2,173,200  Applied Materials, Inc.(1)                           34,554
         1,610,500  Broadcom Corp.(1)                                    51,262
         6,684,300  Intel Corp.                                         150,063
         1,543,600  Linear Technology Corp.                              58,255
         2,502,700  Teradyne, Inc.(1)                                    35,113
                                                                 ---------------
                                                                        371,057
                                                                 ---------------
SOFTWARE - 5.1%
         7,051,500  Microsoft Corporation                               185,313
         2,511,900  Novell, Inc.(1)                                      14,494
         1,079,900  Oracle Corp.(1)                                      14,870
         1,537,700  Veritas Software Corp.(1)                            39,550
                                                                 ---------------
                                                                        254,227
                                                                 ---------------
SPECIALTY RETAIL - 3.1%
         1,512,500  Home Depot, Inc.                                     62,406
           990,100  Ross Stores, Inc.                                    28,337
         1,352,400  Weight Watchers International Inc.(1)                63,373
                                                                 ---------------
                                                                        154,116
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
           516,400  NIKE, Inc. Cl B                                      44,736
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
           948,800  MGIC Investment Corp.                                60,628
                                                                 ---------------
TOTAL COMMON STOCKS                                                   4,918,693
(Cost $4,232,570)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.5%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.50% - 8.125%, 11/15/16 - 8/15/19,
valued at $26,512), in a joint trading account at
2.37%, dated 1/31/05, due 2/1/05
(Delivery value $26,002)                                                 26,000
                                                                 ---------------
(Cost $26,000)

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
                              ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 99.7%                                   4,944,693
                                                                 ---------------
(Cost $4,258,570)

OTHER ASSETS AND LIABILITIES - 0.3%                                      13,137
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $    4,957,830
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts                    Settlement                         Unrealized
To Sell                         Date              Value            Gain
--------------------------------------------------------------------------------
78,006,707 CHF for USD         2/28/05           $65,640           $171
89,459,600 DKK for USD         2/28/05           15,667               4
                                           -------------------------------------
                                                 $81,307           $175
                                           =====================================
(Value on Settlement Date $81,482)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

GROWTH - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS

1.  FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                              $  4,264,948
                                                            ===============
Gross tax appreciation of investments                        $    791,308
Gross tax depreciation of investments                            (111,563)
                                                           ---------------
Net tax appreciation of investments                          $    679,745
                                                            ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST(reg.sm) FUND
JANUARY 31, 2005
[american century investments logo and text logo]

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 3.7%
            88,474  Ceradyne Inc.(1)                              $       2,984
           254,000  L-3 Communications
                    Holdings, Inc.(2)                                    18,138
           182,000  Rockwell Collins                                      7,808
           121,000  United Defense Industries, Inc.(1)                    5,800
                                                                 --------------
                                                                         34,730
                                                                 --------------
AIR FREIGHT & LOGISTICS - 1.0%
           165,020  Expeditors International of
                    Washington, Inc.                                      9,264
                                                                 --------------
AUTO COMPONENTS - 0.5%
            89,000  BorgWarner Inc.                                       4,778
                                                                 --------------
BEVERAGES - 0.6%
           103,000  Constellation Brands Inc.(1)                          5,348
                                                                 --------------
BIOTECHNOLOGY - 1.9%
           125,000  Gilead Sciences, Inc.(1)                              4,138
           107,000  Martek Biosciences
                    Corporation(1)(2)                                     5,652
           195,000  United Therapeutics Corp.(1)(2)                       8,320
                                                                 --------------
                                                                         18,110
                                                                 --------------
CAPITAL MARKETS - 1.5%
           269,891  Investors Financial Services
                    Corporation(2)                                       13,605
                                                                 --------------
CHEMICALS - 2.6%
           448,000  Monsanto Co.                                         24,250
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES - 2.2%
           229,000  Monster Worldwide Inc.(1)(2)                          7,165
           428,000  Robert Half International Inc.                       12,986
                                                                 --------------
                                                                         20,151
                                                                 --------------
COMMUNICATIONS EQUIPMENT - 1.7%
            99,466  F5 Networks, Inc.(1)                                  4,768
           407,000  Harmonic Inc.(1)(2)                                   4,640
            95,000  Harris Corp.                                          6,153
                                                                 --------------
                                                                         15,561
                                                                 --------------
COMPUTERS & PERIPHERALS - 3.4%
           294,821  Apple Computer, Inc.(1)                              22,672
           549,000  Seagate Technology                                    9,289
                                                                 --------------
                                                                         31,961
                                                                 --------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING - 0.6%
           134,000  Chicago Bridge & Iron Company
                    New York Shares                                       5,065
            19,595  Jacobs Engineering Group Inc.(1)                        995
                                                                 ---------------
                                                                          6,060
                                                                 ---------------
CONSUMER FINANCE - 0.7%
            83,000  Capital One Financial Corp.(2)                        6,497
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.4%
           106,000  Ametek Inc.                                           4,049
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 9.4%
           912,426  National-Oilwell, Inc.(1)(2)                         33,651
           186,000  Noble Corp.(1)(2)                                     9,923
           216,000  Pride International Inc.(1)                           5,052
           131,000  Smith International, Inc.(1)                          7,755
           428,000  Transocean Inc.(1)                                   18,832
           249,000  Weatherford International Ltd.(1)                    13,513
                                                                 ---------------
                                                                         88,726
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
           834,000  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                          2,883
                                                                 ---------------
FOOD PRODUCTS - 1.4%
           160,000  Corn Products International Inc.                      4,698
           265,000  Smithfield Foods Inc.(1)                              8,021
                                                                 ---------------
                                                                         12,719
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
           554,800  Bard (C.R.), Inc.                                    37,615
           201,754  Immucor, Inc.(1)(2)                                   6,176
           176,873  Inamed Corp.(1)                                      12,240
                                                                 ---------------
                                                                         56,031
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 8.5%
           243,311  Aetna Inc.                                           30,912
           517,000  Caremark Rx Inc.(1)                                  20,215
           132,111  Covance Inc.(1)                                       5,615
           129,872  Coventry Health Care Inc.(1)                          7,390
            79,000  Henry Schein, Inc.(1)                                 5,377
            71,189  SFBC International, Inc.(1)                           2,791
           173,000  Triad Hospitals Inc.(1)                               7,039
                                                                 ---------------
                                                                         79,339
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 14.6%
           163,000  Applebee's International Inc.                         4,541
           124,000  Brinker International, Inc.(1)                        4,664
           319,000  CKE Restaurants, Inc.(1)(2)                           4,626

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

            83,122  Four Seasons Hotels Inc.                              6,397
           113,000  Gaylord Entertainment Co.(1)(2)                       4,435
           306,440  Harrah's Entertainment, Inc.(2)                      19,378
           383,499  Hilton Hotels Corporation                             8,533
            96,849  Panera Bread Co.(1)(2)                                4,939
           874,264  Royal Caribbean Cruises Ltd.(2)                      46,335
           114,765  Starwood Hotels & Resorts
                    Worldwide, Inc.                                       6,644
           105,000  Station Casinos Inc.                                  6,458
           508,213  WMS Industries Inc.(1)(2)                            15,927
            69,000  Wynn Resorts Ltd.(1)(2)                               4,524
                                                                 ---------------
                                                                        137,401
                                                                 ---------------
HOUSEHOLD DURABLES - 8.2%
            33,815  Black & Decker Corporation                            2,786
           345,000  Garmin Ltd.(2)                                       18,975
           108,702  Hovnanian Enterprises Inc.(1)                         5,679
           201,000  Jarden Corp.(1)(2)                                    9,246
           117,109  KB Home(2)                                           12,724
           444,000  Tempur-Pedic International
                    Inc.(1)(2)                                            9,497
           223,000  Toll Brothers Inc.(1)(2)                             17,410
                                                                 ---------------
                                                                         76,317
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.4%
            47,000  Textron Inc.                                          3,383
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.3%
           166,107  Openwave Systems Inc.(1)                              2,262
           183,402  Websense Inc.(1)(2)                                   9,849
           266,000  Yahoo! Inc.(1)                                        9,366
                                                                 ---------------
                                                                         21,477
                                                                 ---------------
IT SERVICES - 1.0%
            87,085  CACI International Inc.(1)                            4,541
            90,000  Global Payments Inc.                                  5,157
                                                                 ---------------
                                                                          9,698
                                                                 ---------------
MACHINERY - 0.5%
            64,962  Oshkosh Truck Corp.                                   4,768
                                                                 ---------------
MEDIA - 0.2%
            64,485  DreamWorks Animation SKG Inc.(1)                      2,278
                                                                 ---------------
METALS & MINING - 0.5%
           327,000  AK Steel Holding Corp.(1)(2)                          4,745
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.4%
            77,000  Questar Corp.                                         3,912
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

OFFICE ELECTRONICS - 0.6%
           108,763  Zebra Technologies Corp. Cl A(1)                      5,539
                                                                 ---------------
OIL & GAS - 2.3%
           103,000  Forest Oil Corporation(1)(2)                          3,470
           248,288  PetroKazakhstan Inc. Cl A                             8,936
           253,373  XTO Energy Inc.                                       9,099
                                                                 ---------------
                                                                         21,505
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.6%
            61,000  McGraw-Hill Companies, Inc. (The)                     5,521
                                                                 ---------------
PERSONAL PRODUCTS - 1.4%
           158,000  Alberto-Culver Company Cl B                           8,571
           101,143  Estee Lauder Companies, Inc. Cl A                     4,566
                                                                 ---------------
                                                                         13,137
                                                                 ---------------
PHARMACEUTICALS - 3.8%
           137,000  American Pharmaceutical
                    Partners Inc.(1)(2)                                   6,782
           238,000  Barr Pharmaceuticals Inc.(1)                         11,317
           398,000  Elan Corp. plc ADR(1)(2)                             10,718
            73,000  Eon Labs Inc.(1)(2)                                   1,873
            78,000  Sepracor Inc.(1)                                      4,460
                                                                 ---------------
                                                                         35,150
                                                                 ---------------
ROAD & RAIL - 0.9%
           181,000  Burlington Northern Santa Fe Corp.                    8,721
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.3%
           476,917  ARM Holdings plc ADR(2)                               2,628
         1,336,421  ARM Holdings plc ORD                                  2,472
           197,347  Sigmatel Inc.(1)(2)                                   7,777
           218,746  Tessera Technologies Inc.(1)                          8,509
                                                                 ---------------
                                                                         21,386
                                                                 ---------------
SOFTWARE - 2.0%
           151,800  Autodesk, Inc.                                        4,458
            87,633  Kronos Inc.(1)                                        4,712
           298,000  McAfee Inc.(1)                                        7,704
            27,000  MicroStrategy Inc.(1)                                 1,963
                                                                 ---------------
                                                                         18,837
                                                                 ---------------
SPECIALTY RETAIL - 2.6%
            39,000  Abercrombie & Fitch Co.                               1,955
           330,700  Bebe Stores Inc.(2)                                   8,567
            41,000  Chico's FAS, Inc.(1)                                  2,160
           236,000  Too Inc.(1)                                           6,410

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                      ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------

           109,000  Weight Watchers International Inc.(1)                 5,108
                                                                 ---------------
                                                                         24,200
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 8.3%
           402,572  America Movil SA de CV Series L
                    ADR(2)                                               21,360
           214,000  Millicom International Cellular
                    SA(1)(2)                                              4,577
           196,000  Nextel Partners, Inc. Cl A(1)(2)                      3,898
           894,012  NII Holdings Inc. Cl B(1)(2)                         48,099
                                                                 ---------------
                                                                         77,934
                                                                 ---------------
TOTAL COMMON STOCKS                                                     929,971
(Cost $778,119)                                                  --------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 7.50% - 8.125%, 11/15/16 - 8/15/19,
valued at $6,016), in a joint trading account at
2.37%, dated 1/31/05, due 2/1/05
(Delivery value $5,900)                                                   5,900
                                                                 ---------------
(Cost $5,900)

COLLATERAL RECEIVED FOR SECURITIES
LENDING(3) - 23.7%

REPURCHASE AGREEMENTS - 23.2%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations), 2.52%, dated 1/31/05, due
2/1/05 (Delivery value $36,634)                                          36,631

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.50%, dated 1/31/05, due 2/1/05
(Delivery value $180,013)                                               180,000
                                                                 ---------------
                                                                        216,631
                                                                 ---------------

SHORT-TERM DEBT - 0.5%
     $5,001 Citibank Omni-S Master Trust,
            Series 2002-1, Class A VRN,
            2.58%, 2/15/05, resets monthly off
            the 1-month LIBOR plus 0.10%
            with no caps                                                  5,001
                                                                 ---------------

TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                        221,632
(Cost $221,632)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 123.6%                                  1,157,503
                                                                 ---------------
(Cost $1,005,651)

OTHER ASSETS AND LIABILITIES - (23.6)%                                 (221,346)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $      936,157
                                                                 ===============

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
                                    ($ IN THOUSANDS)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXHANGE CONTRACTS*
                                                   ($ IN THOUSANDS)
Contracts                    Settlement                       Unrealized
to Sell                        Date             Value         Gain (Loss)
--------------------------------------------------------------------------------
  287,009  GBP for USD        2/28/05          $  540           $  1
  367,837  GBP for USD        2/28/05             691              -
8,077,290  MXN for USD        2/28/05             719             (6)
                                         ---------------------------------------
                                               $1,950           $ (5)
                                         =======================================

(Value on Settlement Date $1,945)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
LIBOR = London Interbank Offered Rate
GBP = British Pound
MXN = Mexican Nuevo Peso
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective January 31, 2005.
(1)  Non-income producing.
(2)  Security, or a portion thereof, was on loan as of January 31, 2005. The aggregate value of securities on loan at January 31, 2005, was $223,039.
(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GIFTRUST - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
                                 (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $  1,008,042
                                                           ===============
Gross tax appreciation of investments                       $    151,696
Gross tax depreciation of investments                             (2,235)
                                                           ---------------
Net tax appreciation of investments                         $    149,461
                                                           ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FUNDAMENTAL EQUITY FUND
JANUARY 31, 2005
[american century investments logo and text logo]

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 0.7%
                80  United Technologies Corp.                     $       8,054
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
               100  United Parcel Service, Inc. Cl B                      7,468
                                                                 ---------------
AUTOMOBILES - 1.1%
               210  Harley-Davidson, Inc.                                12,623
                                                                 ---------------
BEVERAGES - 2.7%
               440  Coca-Cola Company (The)                              18,256
               240  PepsiCo, Inc.                                        12,888
                                                                 ---------------
                                                                         31,144
                                                                 ---------------
BIOTECHNOLOGY - 2.1%
                50  Amgen Inc.(1)                                         3,112
               130  Biogen Idec Inc.(1)                                   8,445
               120  Genentech, Inc.(1)                                    5,725
               150  Neurocrine Biosciences Inc.(1)                        6,863
                                                                 ---------------
                                                                         24,145
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
               350  Masco Corp.                                          12,880
                                                                 ---------------
CAPITAL MARKETS - 2.6%
               320  Bank of New York Co., Inc. (The)                      9,507
                80  Goldman Sachs Group, Inc. (The)                       8,628
               220  Morgan Stanley                                       12,311
                                                                 ---------------
                                                                         30,446
                                                                 ---------------
CHEMICALS - 1.3%
               150  du Pont (E.I.) de Nemours & Co.                       7,134
               170  Praxair, Inc.                                         7,336
                                                                 ---------------
                                                                         14,470
                                                                 ---------------
COMMERCIAL BANKS - 4.0%
               450  Bank of America Corp.                                20,866
               170  Fifth Third Bancorp                                   7,900
               300  Hibernia Corp. Cl A                                   7,896
               150  Wells Fargo & Co.                                     9,195
                                                                 ---------------
                                                                         45,857
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.9%
               170  Apollo Group Inc. Cl A(1)                            13,292
               300  Aramark Corp. Cl B                                    7,797

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

               370  Republic Services, Inc. Cl A                         12,199
                                                                 ---------------
                                                                         33,288
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
               500  Cisco Systems Inc.(1)                                 9,020
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
               100  Apple Computer, Inc.(1)                               7,690
               290  Dell Inc.(1)                                         12,110
               650  EMC Corp.(1)                                          8,515
                                                                 ---------------
                                                                         28,315
                                                                 ---------------
CONSUMER FINANCE - 3.3%
               260  American Express Co.                                 13,870
               470  MBNA Corporation                                     12,493
               230  SLM Corporation                                      11,544
                                                                 ---------------
                                                                         37,907
                                                                 ---------------
CONTAINERS & PACKAGING - 0.7%
               550  Smurfit-Stone Container Corp.(1)                      8,272
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.0%
               800  Citigroup Inc.                                       39,240
               200  J.P. Morgan Chase & Co.                               7,466
                                                                 ---------------
                                                                         46,706
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.3%
               180  Global SantaFe Corp.                                  6,365
               220  National-Oilwell, Inc.(1)                             8,114
               170  Schlumberger Ltd.                                    11,566
                                                                 ---------------
                                                                         26,045
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.4%
               700  Wal-Mart Stores, Inc.                                36,680
               330  Walgreen Co.                                         14,061
                                                                 ---------------
                                                                         50,741
                                                                 ---------------
FOOD PRODUCTS - 0.6%
               120  General Mills, Inc.                                   6,359
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
               350  Boston Scientific Corp.(1)                           11,571
               330  Medtronic, Inc.                                      17,322
                                                                 ---------------
                                                                         28,893
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 2.4%
                70  Aetna Inc.                                            8,894
               100  UnitedHealth Group Incorporated                       8,890
                80  WellPoint Inc.(1)                                     9,720
                                                                 ---------------
                                                                         27,504
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.7%
               240  Carnival Corporation                                 13,824
               130  Harrah's Entertainment, Inc.                          8,221
               420  International Game Technology                        13,146
               160  Outback Steakhouse, Inc.                              7,368
                                                                 ---------------
                                                                         42,559
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
                60  Pulte Homes Inc.                                      3,965
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.8%
               170  Colgate-Palmolive Co.                                 8,932
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.9%
               350  General Electric Co.                                 12,646
               570  Tyco International Ltd.                              20,599
                                                                 ---------------
                                                                         33,245
                                                                 ---------------
INSURANCE - 8.9%
               310  Aflac Inc.                                           12,248
               270  Ambac Financial Group, Inc.                          20,758
               520  American International Group, Inc.                   34,470
                 8  Berkshire Hathaway Inc. Cl B(1)                      23,953
               150  Marsh & McLennan Companies Inc.                       4,875
               150  Prudential Financial Inc.                             8,087
                                                                 ---------------
                                                                        104,391
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.7%
               310  Amazon.com, Inc.(1)                                  13,398
               560  IAC/InterActiveCorp(1)                               13,569
               200  Priceline.com Inc.(1)                                 4,518
                                                                 ---------------
                                                                         31,485
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.7%
               300  VeriSign, Inc.(1)                                     7,752
                                                                 ---------------
IT SERVICES - 3.4%
               550  Accenture Ltd. Cl A(1)                               14,328
               100  Affiliated Computer Services Inc(1)                   5,419

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

               490  First Data Corp.                                     19,962
                                                                 ---------------
                                                                         39,709
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
               400  Mattel, Inc.                                          7,780
                                                                 ---------------
MEDIA - 3.3%
               310  Comcast Corporation(1)                                9,979
               600  Time Warner Inc.(1)                                  10,800
               330  Univision Communications
                    Inc. Cl A(1)                                          9,012
               220  Viacom, Inc. Cl B                                     8,215
                                                                 ---------------
                                                                         38,006
                                                                 ---------------
MULTILINE RETAIL - 0.6%
               150  Kohl's Corp.(1)                                       7,052
                                                                 ---------------
OIL & GAS - 7.2%
               100  Amerada Hess Corp.                                    8,665
               350  ChevronTexaco Corp.                                  19,040
               710  Exxon Mobil Corp.                                    36,636
               100  Kinder Morgan, Inc.                                   7,504
               170  Newfield Exploration Company(1)                      10,404
               125  W&T Offshore Inc.(1)                                  2,275
                                                                 ---------------
                                                                         84,524
                                                                 ---------------
PERSONAL PRODUCTS - 0.8%
               220  Avon Products, Inc.                                   9,288
                                                                 ---------------
PHARMACEUTICALS - 3.6%
               300  Bristol-Myers Squibb Co.                              7,032
               200  Connetics Corp.(1)                                    4,884
               200  Johnson & Johnson                                    12,940
               300  Pfizer, Inc.                                          7,248
               480  Schering-Plough Corp.                                 8,909
                                                                 ---------------
                                                                         41,013
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.4%
               220  Analog Devices, Inc.                                  7,896
               800  ARM Holdings plc ADR                                  4,408
               280  Intel Corp.                                           6,286
               220  Maxim Integrated Products, Inc.                       8,582
                                                                 ---------------
                                                                         27,172
                                                                 ---------------
SOFTWARE - 5.1%
               250  Electronic Arts Inc.(1)                              16,085
               330  Intuit Inc.(1)                                       12,870

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------

             1,140  Microsoft Corporation                                29,959
                                                                 ---------------
                                                                         58,914
                                                                 ---------------
SPECIALTY RETAIL - 5.3%
               260  Bed Bath & Beyond Inc.(1)                            10,475
               150  Lowe's Companies, Inc.                                8,549
               750  Michaels Stores, Inc.                                23,062
               320  PETsMART, Inc.                                        9,674
               250  Sherwin-Williams Co.                                 10,800
                                                                 ---------------
                                                                         62,560
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.4%
               200  Flagstar Bancorp Inc.                                 4,204
                                                                 ---------------
TOBACCO - 1.1%
               200  Altria Group Inc.                                    12,766
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
               230  NII Holdings Inc. Cl B(1)                            12,374
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 97.6%                                   1,127,828
                                                                 ---------------
(Cost $1,102,873)
OTHER ASSETS AND LIABILITIES - 2.4%                                      27,349
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $    1,155,177
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1)  Non-income producing.

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of January 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                            $   1,103,153
                                                           ===============
Gross tax appreciation of investments                      $      40,918
Gross tax depreciation of investments                            (16,243)
                                                           ---------------
Net tax appreciation of investments                        $      24,675
                                                           ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY MUTUAL FUNDS, INC.

By:      /s/ William M. Lyons
         -----------------------------------------------------
         Name:  William M. Lyons
         Title: President

Date:    March 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    March 31, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    March 31, 2005